UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2019

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

March 31, 2019

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Global Allocation Fund

IMPORTANT NOTICE TO SHAREHOLDERS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you wish to continue receiving paper copies of your shareholder reports after January 1, 2021, you can inform the Fund at any time by calling 1-800-225-5478. If you hold your account with a financial intermediary and you wish to continue receiving paper copies after January 1, 2021, you should call your financial intermediary directly. Paper copies are provided free of charge, and your election to receive reports in paper will apply to all funds held with the Natixis Funds complex. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You currently may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically at www.icsdelivery.com/natixisfunds.

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols

Peter W. Palfrey, CFA®	Class A NEFRX

Richard G. Raczkowski	Class C NECRX

Loomis, Sayles & Company, L.P.	Class N NERNX

Class Y NERYX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

1  |

LOOMIS SAYLES CORE PLUS BOND FUND

Average Annual Total Returns — March 31, 20193

					Life of	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Class Y (Inception 12/30/94)
NAV	3.52%	3.57%	2.78%	6.35%	—%	0.48%	0.48%

Class A (Inception 11/7/73)
NAV	3.42	3.34	2.53	6.08	—	0.73	0.73
With 4.25% Maximum Sales Charge	-1.01	-1.08	1.64	5.62	—

Class C (Inception 12/30/94)
NAV	3.03	2.56	1.75	5.29	—	1.48	1.48
With CDSC[1]	2.03	1.56	1.75	5.29

Class N (Inception 2/1/13)
NAV	3.65	3.67	2.87	—	2.85	0.39	0.39

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[2]	4.63	4.48	2.74	3.77	2.32

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

LOOMIS SAYLES GLOBAL ALLOCATION FUND

Managers	Symbols

Daniel J. Fuss, CFA®, CIC	Class A LGMAX

Eileen N. Riley, CFA®	Class C LGMCX

David W. Rolley, CFA®	Class N LGMNX

Lee M. Rosenbaum	Class Y LSWWX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high total investment return through a combination of capital appreciation and current income.

3  |

LOOMIS SAYLES GLOBAL ALLOCATION FUND

Average Annual Total Returns — March 31, 20194

						Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 5/1/96)
NAV	1.45%	4.56%	7.37%	12.99%	—%	0.91%	0.91%

Class A (Inception 2/1/06)
NAV	1.27	4.25	7.09	12.69	—	1.16	1.16
With 5.75% Maximum Sales Charge	-4.56	-1.75	5.84	12.03	—

Class C (Inception 2/1/06)
NAV	0.88	3.47	6.30	11.85	—	1.91	1.91
With CDSC[1]	-0.09	2.47	6.30	11.85	—

Class N (Inception 2/1/17)
NAV	1.45	4.60	—	—	11.23	0.83	0.83

Comparative Performance
MSCI All Country World Index (Net)[2]	-2.13	2.60	6.45	11.98	9.86
Blended Index[3]	0.27	1.64	4.40	8.54	7.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

3

The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net) and 40% Bloomberg Barclays Global Aggregate Bond Index. The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 1/31/20. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2018 through March 31, 2019. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of the fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2018	ENDING ACCOUNT VALUE 3/31/2019	EXPENSES PAID DURING PERIOD* 10/1/2018 – 3/31/2019
Class A
Actual	$1,000.00	$1,034.20	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.68
Class C
Actual	$1,000.00	$1,030.30	$7.49
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.44
Class N
Actual	$1,000.00	$1,036.50	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97
Class Y
Actual	$1,000.00	$1,035.20	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	$2.42

*

Expenses are equal to the Fund’s annualized expense ratio: 0.73%, 1.48%, 0.39% and 0.48% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES GLOBAL ALLOCATION FUND	BEGINNING ACCOUNT VALUE 10/1/2018	ENDING ACCOUNT VALUE 3/31/2019	EXPENSES PAID DURING PERIOD* 10/1/2018 – 3/31/2019
Class A
Actual	$1,000.00	$1,012.70	$5.82
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84
Class C
Actual	$1,000.00	$1,008.80	$9.57
Hypothetical (5% return before expenses)	$1,000.00	$1,015.41	$9.60
Class N
Actual	$1,000.00	$1,014.50	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18
Class Y
Actual	$1,000.00	$1,014.50	$4.57
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.58

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.16%, 1.91%, 0.83% and 0.91% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 84.5% of Net Assets
	ABS Car Loan — 1.5%
$116,899	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	$116,883
4,441,183	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	4,440,090
1,844,693	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/08/2021	1,843,920
4,495,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	4,496,693
320,305	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870%, 8/18/2021	319,277
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	1,990,617
11,955,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	11,971,623
15,005,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	14,904,816
10,350,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	10,358,678
4,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-1, Class A, 3.450%, 3/20/2023, 144A	5,036,783
6,613,898	CPS Auto Receivables Trust, Series 2015-C, Class C, 3.420%, 8/16/2021, 144A	6,620,607
238,229	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	238,181
3,981,129	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	3,972,025
3,199,967	Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 2.560%, 10/15/2025, 144A	3,195,010
7,435,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class B, 3.210%, 8/17/2026, 144A	7,426,579
1,211,728	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	1,212,097
2,414,171	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	2,415,004
4,177,068	Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.790%, 7/15/2021, 144A	4,176,783
10,006	First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.690%, 4/15/2021, 144A	10,002
246,828	Flagship Credit Auto Trust, Series 2016-1, Class A, 2.770%, 12/15/2020, 144A	246,810
2,749,935	Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.210%, 10/15/2021	2,746,821
5,755,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class B, 3.030%, 9/15/2022	5,765,089
4,140,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class C, 3.350%, 7/17/2023	4,159,969

		97,664,357

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Credit Card — 0.3%
$11,115,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	$10,935,215
12,265,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	12,194,458

		23,129,673

	ABS Home Equity — 2.3%
3,647,662	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	3,690,711
1,992,341	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, 3.000%, 3/28/2057, 144A(a)	1,980,783
10,477,281	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class A, 3.500%, 5/28/2069, 144A(a)	10,527,076
5,610,754	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(a)	5,698,009
2,334,313	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(a)	2,371,129
2,589,100	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL3, Class A, 4.000%, 11/28/2053, 144A(a)	2,630,540
6,635,696	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	6,610,433
57,114	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(a)(b)(c)	56,719
26,401,465	Invitation Homes Trust, Series 2018-SFR2, Class A, 1-month LIBOR + 0.900%, 3.384%, 6/17/2037, 144A(d)	26,377,294
9,600,000	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 3-month LIBOR + 0.770%, 3.467%, 12/22/2069, 144A(d)	9,624,547
3,002,616	Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(a)	2,975,503
11,104,170	Onslow Bay Financial LLC, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048, 144A(a)	11,203,480
3,226,847	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047, 144A(a)	3,277,342
3,424,998	Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.000%, 12/25/2047, 144A(a)	3,456,672
7,064,126	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 2/25/2048, 144A(a)	7,181,555
17,312,277	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048, 144A(a)	17,596,434
1,454,000	Towd Point Mortgage Trust, Series 2015-1, Class A5, 3.908%, 10/25/2053, 144A(a)	1,503,389
8,346,513	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	8,269,786
5,018,000	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(a)	5,006,903
6,731,404	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(a)	6,654,675

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$6,017,000	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055, 144A(a)	$5,646,325
13,844,246	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058, 144A(a)	14,000,399

		156,339,704

	ABS Other — 0.3%
1,220,275	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	1,220,499
11,235,134	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	11,283,047
1,612,271	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A	1,614,713
4,909,600	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	4,880,099

		18,998,358

	ABS Student Loan — 0.0%
308,802	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	308,869
844,876	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	841,143

		1,150,012

	ABS Whole Business — 0.5%
19,247,175	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	19,607,734
14,407,600	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	14,640,139

		34,247,873

	Aerospace & Defense — 0.3%
921,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	942,874
14,932,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	15,753,260

		16,696,134

	Agency Commercial Mortgage-Backed Securities — 3.2%
15,165,000	Federal National Mortgage Association, Series 2015-M15, Class A2, 2.923%, 10/25/2025(a)	15,293,137
6,750,000	Federal National Mortgage Association, Series 2015-M17, Class A2, 2.939%, 11/25/2025(a)	6,827,374
10,975,000	Federal National Mortgage Association, Series 2016-M4, Class A2, 2.576%, 3/25/2026	10,804,332
20,355,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.877%, 11/25/2027(a)	20,243,284
1,660,000	Federal National Mortgage Association, Series 2017-M15, Class A2, 2.960%, 9/25/2027(a)	1,665,309
7,591,000	Federal National Mortgage Association, Series 2017-M3, Class A2, 2.486%, 12/25/2026(a)	7,393,106
6,538,096	Federal National Mortgage Association, Series 2017-M7, Class A2, 2.961%, 2/25/2027(a)	6,548,479

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$11,860,279	Federal National Mortgage Association, Series 2018-M1, Class A2, 2.987%, 12/25/2027(a)	$11,880,734
2,460,000	Federal National Mortgage Association, Series 2018-M10, Class A2, 3.385%, 7/25/2028(a)	2,536,441
6,965,000	Federal National Mortgage Association, Series 2018-M7, Class A2, 3.052%, 3/25/2028(a)	6,998,192
4,665,000	Federal National Mortgage Association, Series 2018-M8, Class A2, 3.325%, 6/25/2028(a)	4,796,442
7,350,000	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A2, 3.002%, 1/25/2024	7,469,466
2,770,000	FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/2026	2,740,008
6,195,000	FHLMC Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/2026(a)	6,406,191
6,995,000	FHLMC Multifamily Structured Pass Through Certificates, Series K062, Class A2, 3.413%, 12/25/2026	7,262,078
5,105,490	FHLMC Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/2027(a)	5,306,098
915,000	FHLMC Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.187%, 9/25/2027(a)	933,576
1,310,000	FHLMC Multifamily Structured Pass Through Certificates, Series K071, Class A2, 3.286%, 11/25/2027	1,346,405
8,045,000	FHLMC Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.444%, 12/25/2027	8,365,359
2,550,000	FHLMC Multifamily Structured Pass Through Certificates, Series K073, Class A2, 3.350%, 1/25/2028	2,631,592
21,680,000	FHLMC Multifamily Structured Pass Through Certificates, Series K081, Class A2, 3.900%, 8/25/2028(a)	23,337,076
7,205,000	FHLMC Multifamily Structured Pass Through Certificates, Series K082, Class A2, 3.920%, 9/25/2028(a)	7,768,896
11,410,000	FHLMC Multifamily Structured Pass Through Certificates, Series K727, Class A2, 2.946%, 7/25/2024	11,558,816
7,760,000	FHLMC Multifamily Structured Pass Through Certificates, Series KPLB, Class A, 2.770%, 5/25/2025	7,737,496
10,465,000	FHLMC Multifamily Structured Pass Through Trust, Series K084, Class A2, 3.780%, 10/25/2028(a)	11,150,828
2,151,433	FNMA, 2.880%, 12/01/2027	2,138,840
6,485,000	FNMA, 2.900%, 12/01/2027	6,447,144
5,035,000	FNMA, 2.950%, 11/01/2027	5,047,274
1,826,000	FNMA, 3.015%, 7/01/2028	1,840,957

		214,474,930

	Airlines — 0.0%
2,373,323	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	2,417,917
524,379	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	535,061

		2,952,978

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — 1.4%
$12,010,000	Ford Motor Credit Co. LLC, 3.336%, 3/18/2021	$11,827,059
27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	28,514,190
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	16,993,508
15,446,000	General Motors Co., 5.000%, 4/01/2035	14,011,318
22,752,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	22,640,246

		93,986,321

	Banking — 5.7%
17,853,000	Ally Financial, Inc., 3.750%, 11/18/2019	17,897,632
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	16,314,002
31,480,000	Bangkok Bank PCL, 4.050%, 3/19/2024, 144A	32,316,997
2,572,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	2,561,757
5,715,000	Bank of America Corp., GMTN, 2.625%, 4/19/2021	5,700,758
6,608,000	Bank of America Corp., Series L, 2.650%, 4/01/2019	6,608,000
10,850,000	Bank of Montreal, Series D, 3.100%, 4/13/2021	10,946,181
45,518,000	Barclays PLC, 2.875%, 6/08/2020	45,414,219
7,058,000	Barclays PLC, 3.200%, 8/10/2021	7,050,293
5,780,000	Citigroup, Inc., 2.650%, 10/26/2020	5,765,552
27,055,000	Citigroup, Inc., 4.050%, 7/30/2022	27,862,249
5,780,000	Goldman Sachs Group, Inc. (The), 2.600%, 4/23/2020	5,763,605
9,636,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	9,801,901
14,867,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	15,944,523
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	16,394,133
3,205,000	JPMorgan Chase & Co., 2.550%, 3/01/2021	3,194,372
8,819,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	8,940,250
1,785,000	JPMorgan Chase & Co., 4.250%, 10/15/2020	1,825,346
10,223,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	10,581,573
23,597,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	24,683,513
3,235,000	Lloyds Banking Group PLC, 3.000%, 1/11/2022	3,219,023
3,955,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	3,956,163
23,780,000	Lloyds Banking Group PLC, 4.344%, 1/09/2048	21,331,648
7,690,000	Morgan Stanley, 2.800%, 6/16/2020	7,695,936
19,598,000	Morgan Stanley, 5.750%, 1/25/2021	20,581,196
3,381,000	Morgan Stanley, GMTN, 3.700%, 10/23/2024	3,440,360
12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	13,279,384
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	22,391,077
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	9,396,086

		380,857,729

	Building Materials — 0.1%
8,563,000	Owens Corning, 4.200%, 12/01/2024	8,652,101

	Cable Satellite — 0.2%
924,000	Time Warner Cable LLC, 5.500%, 9/01/2041	908,590
2,648,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,713,932
8,447,000	Time Warner Cable LLC, 6.550%, 5/01/2037	9,331,659
2,013,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,245,179

		15,199,360

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Chemicals — 1.2%
$26,749,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	$30,828,222
3,680,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	3,597,200
3,566,000	Methanex Corp., 3.250%, 12/15/2019	3,563,790
14,107,000	Methanex Corp., 5.250%, 3/01/2022	14,539,600
10,242,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	10,131,182
11,165,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	12,072,268
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,404,221
3,558,000	RPM International, Inc., 6.125%, 10/15/2019	3,616,881

		82,753,364

	Collateralized Mortgage Obligations — 1.5%
24,755,838	Federal Home Loan Mortgage Corp., Series 277, Class 30, 3.000%, 9/15/2042	24,898,828
2,928,487	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	2,923,778
5,000,000	Federal Home Loan Mortgage Corp., Series 3654, Class DC, 5.000%, 4/15/2030	5,478,150
536,284	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.839%, 10/20/2060(d)	534,019
434,681	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.859%, 10/20/2060(d)	432,939
361,885	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.959%, 2/20/2061(d)	361,484
4,096,845	Government National Mortgage Association, Series 2012-H12, Class FA, 1-month LIBOR + 0.550%, 3.057%, 4/20/2062(d)	4,101,911
526,242	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 3.029%, 8/20/2062(d)	526,469
4,201,220	Government National Mortgage Association, Series 2012-H27, Class FA, 1-month LIBOR + 0.400%, 2.909%, 10/20/2062(d)	4,191,774
1,919,765	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	1,899,216
2,816,042	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	2,785,820
4,083,963	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	4,037,983
10,505,329	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	10,458,020
16,149,827	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	16,023,750
14,643,497	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	14,159,646
6,870,901	Government National Mortgage Association, Series 2015-H13, Class FG, 1-month LIBOR + 0.400%, 2.907%, 4/20/2065(d)	6,855,678
623,685	Government National Mortgage Association, Series 2015-H13, Class FL, 1-month LIBOR + 0.280%, 2.787%, 5/20/2063(d)	622,980

		100,292,445

	Construction Machinery — 0.1%
8,705,000	CNH Industrial Capital LLC, 4.375%, 4/05/2022	8,927,848

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Cyclical Services — 0.4%
$25,600,000	Amazon.com, Inc., 4.250%, 8/22/2057	$27,530,591

	Consumer Products — 0.2%
11,675,000	Whirlpool Corp., 4.750%, 2/26/2029	11,977,484
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,630,453

		15,607,937

	Diversified Manufacturing — 0.1%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,372,459
2,770,000	General Electric Co., 5.300%, 2/11/2021	2,866,888

		4,239,347

	Electric — 0.9%
26,762,505	Cometa Energia S.A. de CV, 6.375%, 4/24/2035, 144A	26,160,349
3,315,000	Enel Americas S.A., 4.000%, 10/25/2026	3,265,242
3,364,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,436,823
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	16,614,035
8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,490,904
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,498,304

		62,465,657

	Finance Companies — 1.8%
1,534,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/23/2023	1,505,577
16,922,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.750%, 5/15/2019	16,935,876
18,154,000	International Lease Finance Corp., 5.875%, 4/01/2019	18,154,000
3,910,000	International Lease Finance Corp., 5.875%, 8/15/2022	4,215,463
16,190,000	International Lease Finance Corp., 6.250%, 5/15/2019	16,249,168
15,445,000	iStar, Inc., 6.500%, 7/01/2021	15,715,288
14,547,000	Navient LLC, MTN, 8.000%, 3/25/2020	15,128,880
644,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	646,254
29,780,000	Springleaf Finance Corp., 6.125%, 3/15/2024	30,449,454

		118,999,960

	Financial Other — 0.2%
15,649,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	15,238,214

	Food & Beverage — 0.4%
7,380,000	Bacardi Ltd., 5.150%, 5/15/2038, 144A	7,047,534
16,885,000	Bacardi Ltd., 5.300%, 5/15/2048, 144A	16,183,448
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,642,723
1,230,000	Sigma Alimentos S.A. de CV, 6.875%, 12/16/2019, 144A	1,259,397

		28,133,102

	Government Owned – No Guarantee — 2.7%
7,757,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	7,919,121
17,981,000	Dolphin Energy Ltd. LLC, 5.500%, 12/15/2021, 144A	18,925,002
11,005,000	Mexico City Airport Trust, 5.500%, 7/31/2047, 144A	10,124,600
18,213,000	OCP S.A., 5.625%, 4/25/2024, 144A	19,102,559

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — continued
$7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	$7,299,838
9,385,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	9,377,173
2,862,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	2,887,758
6,365,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	5,693,493
12,145,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	11,746,644
18,945,000	Syngenta Finance NV, 3.698%, 4/24/2020, 144A	19,012,456
24,223,000	Tennessee Valley Authority, 4.250%, 9/15/2065	28,854,719
6,160,000	Tennessee Valley Authority, 4.625%, 9/15/2060	7,881,694
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	8,182,102
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	14,097,008
10,930,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	11,818,063

		182,922,230

	Healthcare — 0.7%
4,445,000	Cigna Corp., 4.800%, 8/15/2038, 144A	4,568,521
8,505,000	Cigna Corp., 4.900%, 12/15/2048, 144A	8,776,278
17,350,000	CVS Health Corp., 5.050%, 3/25/2048	17,478,473
3,089,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,235,648
10,364,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	10,454,685

		44,513,605

	Hybrid ARMs — 0.0%
32,438	FNMA, 6-month LIBOR + 1.543%, 4.418%, 2/01/2037(d)	33,503

	Independent Energy — 0.6%
13,888,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	14,096,320
4,632,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,365,660
10,701,000	Range Resources Corp., 5.000%, 8/15/2022	10,593,990
8,785,000	SM Energy Co., 6.125%, 11/15/2022	8,785,000

		37,840,970

	Industrial Other — 0.3%
11,005,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	10,427,216
3,495,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	3,486,297
4,020,000	Georgetown University (The), Class A, 5.215%, 10/01/2118	4,535,002
3,750,000	Georgetown University (The), Class B, 4.315%, 4/01/2049	4,111,763

		22,560,278

	Integrated Energy — 0.1%
6,325,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 6/01/2028, 144A	6,815,187

	Media Entertainment — 0.8%
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,221,013
15,635,000	Myriad International Holdings BV, 4.850%, 7/06/2027, 144A	16,108,115
32,599,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	33,537,851

		51,866,979

	Metals & Mining — 0.5%
17,322,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	17,127,127
5,097,000	Freeport-McMoRan, Inc., 6.875%, 2/15/2023	5,402,820
8,717,000	Southern Copper Corp., 5.875%, 4/23/2045	9,769,844

		32,299,791

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — 1.2%
$1,600,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	$1,594,000
670,000	Energy Transfer Operating LP, 5.150%, 2/01/2043	640,891
6,959,000	Energy Transfer Operating LP, 5.950%, 10/01/2043	7,339,445
10,082,000	Energy Transfer Operating LP, 6.500%, 2/01/2042	11,199,714
1,578,000	Energy Transfer Operating LP, 6.625%, 10/15/2036	1,781,374
13,236,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	13,953,015
2,745,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	2,934,163
2,555,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,646,024
10,668,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	11,144,548
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	5,023,382
17,979,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	19,635,084

		77,891,640

	Mortgage Related — 26.7%
4,274,543	FHLMC, 3.000%, with various maturities from 2042 to 2046(e)	4,270,237
83,237,721	FHLMC, 3.500%, with various maturities from 2043 to 2048(e)	84,864,259
42,596,360	FHLMC, 4.000%, with various maturities from 2044 to 2048(e)	44,328,707
40,584,678	FHLMC, 4.500%, with various maturities from 2041 to 2048(e)	42,890,039
11,444	FHLMC, 6.000%, 6/01/2035	12,610
159,391,678	FNMA, 2.500%, with various maturities from 2045 to 2057(e)(f)	154,672,252
279,150,058	FNMA, 3.000%, with various maturities from 2045 to 2058(e)	277,371,769
181,716,204	FNMA, 3.500%, with various maturities from 2042 to 2056(e)	185,019,482
238,738,173	FNMA, 4.000%, with various maturities from 2041 to 2049(e)	246,708,634
45,505,148	FNMA, 4.500%, with various maturities from 2043 to 2048(e)	47,851,430
169,353	FNMA, 6.000%, with various maturities from 2034 to 2037(e)	186,656
14,547	FNMA, 6.500%, with various maturities from 2029 to 2031(e)	16,100
41,803	FNMA, 7.000%, with various maturities in 2030(e)	45,584
23,318	FNMA, 7.500%, with various maturities from 2024 to 2032(e)	26,030
68,402,000	FNMA (TBA), 3.000%, 6/01/2049(g)	67,977,655
173,081,000	FNMA (TBA), 3.500%, 5/01/2049(g)	175,264,689
112,415,000	FNMA (TBA), 4.000%, 5/01/2049(g)	115,524,916
168,861,000	FNMA (TBA), 4.500%, 5/01/2049(g)	175,798,153
25,493,000	FNMA (TBA), 5.000%, 5/01/2049(g)	26,917,427
129,969	GNMA, 4.106%, 1/20/2063(a)	131,236
111,939	GNMA, 4.296%, 5/20/2063(a)	113,552
141,848	GNMA, 4.371%, 7/20/2063(a)	144,512
10,498,480	GNMA, 4.379%, 12/20/2066(a)	11,273,290
2,761,126	GNMA, 4.393%, 12/20/2061(a)	2,768,480
2,907,981	GNMA, 4.416%, 10/20/2066(a)	3,118,752
5,619,421	GNMA, 4.426%, 11/20/2066(a)	5,999,513
383,684	GNMA, 4.447%, 8/20/2062(a)	386,198
1,541,710	GNMA, 4.448%, 6/20/2062(a)	1,548,874
595,513	GNMA, 1-month LIBOR + 1.940%, 4.460%, 9/20/2063(d)	623,884
480,737	GNMA, 4.463%, 11/20/2062(a)	485,055
537,551	GNMA, 4.471%, 7/20/2063(a)	546,145
4,346,353	GNMA, 4.472%, 2/20/2066(a)	4,643,664

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$52,258	GNMA, 4.477%, 8/20/2061(a)	$52,832
482,059	GNMA, 4.481%, 12/20/2062(a)	486,477
1,004,257	GNMA, 4.490%, 6/20/2062(a)	1,009,483
1,993,740	GNMA, 4.496%, 10/20/2062(a)	2,008,712
4,981,438	GNMA, 4.514%, 6/20/2066(a)	5,351,176
7,034,596	GNMA, 4.517%, 11/20/2062(a)	7,104,025
4,783,486	GNMA, 4.525%, 12/20/2064(a)	5,078,350
3,465,595	GNMA, 4.528%, 6/20/2066(a)	3,707,931
3,889,579	GNMA, 4.532%, 12/20/2063(a)	4,075,358
3,206,502	GNMA, 4.533%, 9/20/2066(a)	3,452,561
7,224,204	GNMA, 4.534%, with various maturities from 2065 to 2066(a)(e)	7,702,110
3,747,725	GNMA, 4.536%, 6/20/2066(a)	4,033,020
457,494	GNMA, 4.539%, 5/20/2063(a)	464,544
10,805,814	GNMA, 4.541%, 12/20/2066(a)	11,667,077
2,526,246	GNMA, 4.543%, 1/20/2065(a)	2,677,251
4,539,851	GNMA, 4.546%, 2/20/2065(a)	4,812,065
3,870,126	GNMA, 4.557%, 6/20/2064(a)	4,110,315
2,418,633	GNMA, 4.565%, 4/20/2066(a)	2,590,809
6,140,887	GNMA, 4.577%, 10/20/2064(a)	6,492,330
854,508	GNMA, 4.592%, 10/20/2062(a)	862,598
7,182,699	GNMA, 4.596%, 12/20/2064(a)	7,623,895
11,737,041	GNMA, 4.601%, with various maturities from 2065 to 2066(a)(e)	12,554,115
643,459	GNMA, 4.618%, 7/20/2062(a)	647,987
793,513	GNMA, 4.627%, 1/20/2064(a)	836,065
183,905	GNMA, 4.629%, 5/20/2062(a)	184,584
2,965,823	GNMA, 4.643%, 3/20/2065(a)	3,145,113
433,435	GNMA, 4.650%, 1/20/2061(a)	441,692
1,770,122	GNMA, 4.652%, 5/20/2062(a)	1,774,886
1,971,545	GNMA, 4.653%, 4/20/2062(a)	1,985,079
3,222,971	GNMA, 4.671%, 1/20/2064(a)	3,372,040
5,442,645	GNMA, 4.675%, 6/20/2064(a)	5,791,258
17,894	GNMA, 4.700%, with various maturities in 2061(a)(e)	18,040
66,089	GNMA, 4.703%, 3/20/2062(a)	66,160
3,747,683	GNMA, 4.710%, 1/20/2064(a)	3,978,962
281,919	GNMA, 5.500%, 4/15/2038	308,498
48,825	GNMA, 6.000%, with various maturities from 2029 to 2038(e)	53,944
50,432	GNMA, 6.500%, with various maturities from 2029 to 2032(e)	55,398
63,231	GNMA, 7.000%, with various maturities from 2025 to 2029(e)	64,881
7,873	GNMA, 7.500%, with various maturities from 2025 to 2030(e)	8,517
1,484	GNMA, 8.500%, with various maturities from 2020 to 2022(e)	1,487

		1,802,181,409

	Natural Gas — 0.2%
14,480,000	Infraestructura Energetica Nova, S.A.B. de C.V., 4.875%, 1/14/2048, 144A	12,398,500

	Non-Agency Commercial Mortgage-Backed Securities — 0.5%
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.128%, 7/10/2046, 144A(a)	1,050,529

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.699%, 11/10/2046, 144A(a)	$3,161,596
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.391%, 8/10/2044, 144A(a)	6,756,461
8,150,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	8,263,666
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.598%, 11/15/2043, 144A(a)	9,555,546
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.232%, 6/15/2044, 144A(a)	5,868,069

		34,655,867

	Oil Field Services — 1.2%
8,690,000	Ensco PLC, 4.500%, 10/01/2024	6,615,263
7,342,000	Ensco PLC, 5.750%, 10/01/2044	4,717,235
2,447,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,416,413
3,434,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,456,184
23,633,000	Nabors Industries, Inc., 5.100%, 9/15/2023	21,633,648
4,150,000	Nabors Industries, Inc., 5.500%, 1/15/2023	3,961,175
29,916,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043, 144A	31,263,117
7,663,950	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	7,778,909

		81,841,944

	Paper — 0.5%
5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,970,910
10,350,000	Klabin Austria GmbH, 7.000%, 4/03/2049, 144A	10,313,775
16,950,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	18,061,920
1,989,000	WestRock RKT LLC, 4.900%, 3/01/2022	2,078,432

		36,425,037

	Pharmaceuticals — 0.2%
4,989,000	Bausch Health Cos., Inc., 5.500%, 3/01/2023, 144A	5,013,945
6,293,000	Biogen, Inc., 2.900%, 9/15/2020	6,290,614

		11,304,559

	Property & Casualty Insurance — 0.2%
13,365,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	11,494,167
3,171,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,320,276

		14,814,443

	Refining — 0.4%
28,300,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	28,476,875

	Retailers — 0.9%
27,630,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	26,352,112
17,710,000	GameStop Corp., 5.500%, 10/01/2019, 144A	17,710,000
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	9,994,088
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,717,188

		61,773,388

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sovereigns — 1.6%
$32,145,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	$31,283,000
20,805,000	Republic of Argentina, 7.500%, 4/22/2026	17,642,640
19,040,000	Republic of Argentina, 7.625%, 4/22/2046	14,994,000
8,015,000	Republic of Indonesia, 3.700%, 1/08/2022, 144A	8,114,226
11,125,000	Republic of Oman, 3.875%, 3/08/2022, 144A	10,736,960
11,680,000	State of Kuwait, 3.500%, 3/20/2027, 144A	11,931,587
11,830,000	State of Qatar, 3.875%, 4/23/2023, 144A	12,166,800

		106,869,213

	Technology — 1.2%
3,000,000	Equifax, Inc., 3.300%, 12/15/2022	3,004,911
5,101,000	Equifax, Inc., 7.000%, 7/01/2037	5,820,995
15,427,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	15,561,546
16,191,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	17,128,146
3,601,000	KLA-Tencor Corp., 3.375%, 11/01/2019	3,610,151
7,515,000	Microchip Technology, Inc., 4.333%, 6/01/2023, 144A	7,667,410
10,996,000	Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	10,977,176
7,255,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,318,439
12,486,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	12,493,289

		83,582,063

	Tobacco — 0.1%
8,190,000	Altria Group, Inc., 4.400%, 2/14/2026	8,417,989

	Treasuries — 19.1%
8,268,000(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	37,625,944
10,395,400(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	52,147,711
496,730,000	Republic of Uruguay, 8.500%, 3/15/2028, 144A, (UYU)	12,925,216
212,174,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	6,288,867
21,005,000	U.S. Treasury Bond, 3.000%, 2/15/2049	21,763,149
46,625,000	U.S. Treasury Bond, 3.125%, 5/15/2048	49,438,891
113,574,605	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(f)(h)	109,075,429
147,707,465	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(f)(h)	146,055,013
174,566,497	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(f)(h)	177,801,419
60,489,193	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(f)(h)	59,723,735
39,898,264	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(h)	39,464,424
67,579,456	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(f)(h)	68,219,038
60,735,000	U.S. Treasury Note, 1.375%, 7/31/2019	60,511,988
90,345,000	U.S. Treasury Note, 2.125%, 3/31/2024	89,843,867
53,280,000	U.S. Treasury Note, 2.250%, 3/31/2026	53,044,819
1,310,800	U.S. Treasury Note, 2.625%, 2/15/2029	1,334,865
76,080,000	U.S. Treasury Note, 2.875%, 8/15/2028	79,045,932
214,032,000	U.S. Treasury Note, 3.125%, 11/15/2028	227,032,772

		1,291,343,079

	Utility Other — 0.4%
25,420,000	ACWA Power Management And Investments One Ltd., 5.950%, 12/15/2039, 144A	25,610,650

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — 0.4%
$1,424,000	American Tower Corp., 4.700%, 3/15/2022	$1,489,806
20,973,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	20,618,049
3,960,000	Millicom International Cellular S.A., 6.625%, 10/15/2026, 144A	4,158,000

		26,265,855

	Wirelines — 1.4%
720,000	AT&T, Inc., 4.350%, 6/15/2045	660,638
6,549,000	AT&T, Inc., 4.500%, 3/09/2048	6,144,876
1,615,000	AT&T, Inc., 4.750%, 5/15/2046	1,578,156
7,715,000	AT&T, Inc., 5.250%, 3/01/2037	8,083,120
10,055,000	AT&T, Inc., 5.450%, 3/01/2047	10,742,292
6,530,000	AT&T, Inc., 5.700%, 3/01/2057	7,074,041
11,187,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	11,399,553
13,650,000	Embarq Corp., 7.995%, 6/01/2036	13,291,688
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,106,250
3,890,000	Telefonica Emisiones S.A., 5.134%, 4/27/2020	3,979,880
23,277,000	Telefonica Emisiones S.A., 5.462%, 2/16/2021	24,324,489

		92,384,983

	Total Bonds and Notes (Identified Cost $5,729,192,203)	5,703,628,032

Senior Loans — 3.4%
	Automotive — 0.2%
8,915,324	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.250%, 6.879%, 5/19/2023(d)	8,670,153
1,486,867	KAR Auction Services, Inc., Term Loan B5, 3/09/2023(i)	1,481,291
1,487,781	Visteon Corp., 2018 Term Loan B, LIBOR + 1.750%, 4.267%, 3/25/2024(j)	1,461,745

		11,613,189

	Chemicals — 0.1%
4,176,400	Venator Materials Corp., Term Loan B, 1-month LIBOR + 3.000%, 5.499%, 8/08/2024(d)	4,113,754

	Consumer Cyclical Services — 0.2%
1,383,445	FrontDoor, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 5.000%, 8/14/2025(d)	1,375,670
9,805,024	Go Daddy Operating Company LLC, 2017 Repriced Term Loan, 2/15/2024(i)	9,724,720

		11,100,390

	Consumer Products — 0.3%
11,333,316	Coty, Inc., 2018 USD Term Loan B, 1-month LIBOR + 2.250%, 4.742%, 4/07/2025(d)	10,950,817
2,110,000	Energizer Holdings, Inc., 2018 Term Loan B, 3-month LIBOR + 2.250%, 4.734%, 12/17/2025(d)	2,083,625
1,241,457	Resideo Funding, Inc., Term Loan B, 3-month LIBOR + 2.000%, 4.610%, 10/24/2025(d)	1,236,802

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Products — continued
$11,591,464	Serta Simmons Bedding LLC, 1st Lien Term Loan, 1-month LIBOR + 3.500%, 5.983%, 11/08/2023(k)	$8,552,298

		22,823,542

	Electric — 0.2%
11,260,593	AES Corp., 2018 Term Loan B, 3-month LIBOR + 1.750%, 4.379%, 5/31/2022(d)	11,218,365

	Food & Beverage — 0.1%
9,006,117	Post Holdings, Inc., 2017 Series A Incremental Term Loan, 1-month LIBOR + 2.000%, 4.490%, 5/24/2024(d)	8,917,497

	Gaming — 0.1%
4,476,338	Churchill Downs, Inc., 2017 Term Loan B, 1-month LIBOR + 2.000%, 4.500%, 12/27/2024(d)	4,459,551

	Industrial Other — 0.1%
3,320,933	Altra Industrial Motion Corp., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.499%, 10/01/2025(d)	3,258,665

	Leisure — 0.2%
9,880,000	AMC Entertainment Holdings, Inc., 2019 Term Loan B, 3/14/2026(i)	9,800,960
3,204,600	AMC Entertainment Holdings, Inc., Incremental Term Loan, 1-month LIBOR + 2.250%, 4.734%, 12/15/2023(d)	3,201,395

		13,002,355

	Media Entertainment — 0.2%
7,444,271	CBS Radio, Inc., 2017 Term Loan B, 1-month LIBOR + 2.750%, 5.249%, 11/18/2024(d)	7,228,387
3,494,859	Lamar Media Corp., 2018 Term Loan B, 1-month LIBOR + 1.750%, 4.250%, 3/14/2025(d)	3,483,221
3,873,444	Meredith Corp., 2018 Term Loan B, 1-month LIBOR + 2.750%, 5.249%, 1/31/2025(d)	3,861,592

		14,573,200

	Packaging — 0.0%
574,195	Crown Americas LLC, 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.484%, 4/03/2025(d)	575,016
2,723,525	Plastipak Packaging, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 5.000%, 10/14/2024(d)	2,673,739

		3,248,755

	Pharmaceuticals — 0.3%
4,540,260	Bausch Health Cos., Inc., Term Loan B, 1-month LIBOR + 2.750%, 5.231%, 11/27/2025(d)	4,484,233
9,211,200	Change Healthcare Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 2.750%, 5.249%, 3/01/2024(d)	9,081,691
9,800,000	Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, 1/31/2025(i)	9,730,616

		23,296,540

	Property & Casualty Insurance — 0.0%
2,728,450	USI, Inc., 2017 Repriced Term Loan, 3-month LIBOR + 3.000%, 5.601%, 5/16/2024(d)	2,642,040

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Restaurants — 0.2%
$10,728,451	1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month LIBOR + 2.250%, 4.749%, 2/16/2024(d)	$10,549,607

	Retailers — 0.5%
2,994,750	Hanesbrands, Inc., 2017 Term Loan B, 1-month LIBOR + 1.750%, 4.243%, 12/15/2024(d)	2,981,034
14,390,759	Michaels Stores, Inc., 2018 Term Loan B, 1-month LIBOR + 2.500%, 4.997%, 1/30/2023(k)	14,078,911
16,150,563	Staples, Inc., 2017 Term Loan B, 1-month LIBOR + 4.000%, 6.489%, 9/12/2024(d)	16,003,431

		33,063,376

	Technology — 0.4%
3,272,080	First Data Corp., 2017 USD Term Loan, 1-month LIBOR + 2.000%, 4.486%, 7/08/2022(d)	3,263,835
4,420,839	First Data Corp., 2024 USD Term Loan, 1-month LIBOR + 2.000%, 4.486%, 4/26/2024(d)	4,406,958
10,031,047	Iron Mountain, Inc., 2018 Term Loan B, 1/02/2026(i)	9,711,358
1,974,852	Sabre GLBL, Inc., 2018 Term Loan B, 1-month LIBOR + 2.000%, 4.499%, 2/22/2024(d)	1,958,184
9,789,744	SS&C Technologies Inc., 2018 Term Loan B5, 4/16/2025(i)	9,697,133

		29,037,468

	Transportation Services — 0.1%
9,814,834	Uber Technologies, Inc., 2018 Incremental Term Loan, 7/13/2023(i)	9,733,076

	Wirelines — 0.2%
4,306,343	Consolidated Communications, Inc., 2016 Term Loan B, 1-month LIBOR + 3.000%, 5.500%, 10/04/2023(d)	4,065,920
10,284,063	Level 3 Financing, Inc., 2017 Term Loan B, 3-month LIBOR + 2.250%, 4.736%, 2/22/2024(d)	10,153,353

		14,219,273

	Total Senior Loans (Identified Cost $236,487,782)	230,870,643

Shares
Preferred Stocks — 0.3%
	Cable Satellite — 0.3%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A (Identified Cost $18,210,290)	17,826,445

Common Stocks — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
77,870	Paragon Offshore Ltd., Litigation Units, Class A(l)(m)	63,308
116,806	Paragon Offshore Ltd., Litigation Units, Class B(l)(m)	4,175,815

	Total Common Stocks (Identified Cost $9,028,818)	4,239,123

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 19.8%
$106,900,000	Federal Home Loan Bank Discount Notes, 2.300%-2.340%, 4/01/2019(n)(o)	$106,900,000
60,590,000	Federal Home Loan Bank Discount Notes, 2.330%-2.400%, 4/04/2019(n)(o)	60,577,781
107,509,919	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $107,523,358 on 4/01/2019 collateralized by $102,020,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $101,989,700; $7,655,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $7,675,370 including accrued interest (Note 2 of Notes to Financial Statements)	107,509,919
382,685,000	U.S. Treasury Bills, 2.200%-2.342%, 4/25/2019(f)(n)(o)	382,088,329
40,855,000	U.S. Treasury Bills, 2.361%, 5/02/2019(n)	40,772,370
249,670,000	U.S. Treasury Bills, 2.375%-2.385%, 5/30/2019(n)(o)	248,707,400
25,545,000	U.S. Treasury Bills, 2.391%, 6/06/2019(n)	25,434,475
269,050,000	U.S. Treasury Bills, 2.392%-2.395%, 6/13/2019(n)(o)	267,760,400
100,000,000	U.S. Treasury Bills, 2.402%, 6/20/2019(n)	99,474,667

	Total Short-Term Investments (Identified Cost $1,339,215,728)	1,339,225,341

	Total Investments — 108.1% (Identified Cost $7,332,134,821)	7,295,789,584
	Other assets less liabilities — (8.1)%	(548,546,892)

	Net Assets — 100.0%	$6,747,242,692

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.
(b)	Fair valued by the Fund’s adviser. At March 31, 2019, the value of this security amounted to $56,719 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Variable rate security. Rate as of March 31, 2019 is disclosed.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open TBA transactions.
(g)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Position is unsettled. Contract rate was not determined at March 31, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(j)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2019. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2019.
(l)	Non-income producing security.
(m)	Securities subject to restriction on resale. At March 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Paragon Offshore Ltd., Litigation Units, Class A	July 18, 2017	$429,948	$63,308	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	July 18, 2017	8,598,870	4,175,815	0.1%

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $1,174,845,267 or 17.4% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

MXN	Mexican Peso
UYU	Uruguayan Peso

Industry Summary at March 31, 2019 (Unaudited)

Mortgage Related	26.7%
Treasuries	19.1
Banking	5.7
Agency Commercial Mortgage-Backed Securities	3.2
Government Owned - No Guarantee	2.7
ABS Home Equity	2.3
Other Investments, less than 2% each	28.6
Short-Term Investments	19.8

Total Investments	108.1
Other assets less liabilities	(8.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 66.5% of Net Assets
	Canada — 1.8%
671,300	CGI, Inc.(a)	$46,149,834

	China — 2.7%
380,558	Alibaba Group Holding Ltd., Sponsored ADR(a)	69,432,807

	France — 2.3%
134,013	Dassault Systemes SE	19,974,451
329,100	Thales S.A.	39,429,494

		59,403,945

	Hong Kong — 2.6%
6,861,400	AIA Group Ltd.	68,612,417

	India — 1.0%
791,016	HDFC Bank Ltd.	26,541,729

	Japan — 1.4%
788,987	Nomura Research Institute Ltd.	35,938,019

	Sweden — 1.1%
1,082,341	Atlas Copco AB, Class A	29,116,078

	Switzerland — 3.9%
647,534	Nestle S.A., (Registered)	61,742,633
264,040	Temenos AG, (Registered)	38,955,237

		100,697,870

	United Kingdom — 6.0%
1,801,855	Halma PLC	39,283,926
12,148,741	Legal & General Group PLC	43,597,246
237,333	Linde PLC	41,753,995
524,769	London Stock Exchange Group PLC	32,460,107

		157,095,274

	United States — 43.7%
288,013	Accenture PLC, Class A	50,696,048
22,988	Alphabet, Inc., Class C(a)	26,972,050
46,856	Alphabet, Inc., Class A(a)	55,144,358
38,490	Amazon.com, Inc.(a)	68,541,067
9,556	Booking Holdings, Inc.(a)	16,674,360
943,229	CBRE Group, Inc., Class A(a)	46,642,674
624,333	Danaher Corp.	82,424,443
670	Dex Media, Inc.(a)(b)	6,993
193,535	EOG Resources, Inc.	18,420,661
268,911	Facebook, Inc., Class A(a)	44,824,775
148,499	Goldman Sachs Group, Inc. (The)	28,510,323
493,859	Intercontinental Exchange, Inc.	37,602,424
287,599	LyondellBasell Industries NV, Class A	24,181,324
306,756	M&T Bank Corp.	48,166,827
542,741	Marriott International, Inc., Class A	67,891,472
142,886	McCormick & Co., Inc.	21,522,918
56,883	Mettler-Toledo International, Inc.(a)	41,126,409

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Shares	Description	Value (†)
	United States — continued
222,548	Northrop Grumman Corp.	$59,998,941
8,070	NVR, Inc.(a)	22,329,690
283,775	Parker Hannifin Corp.	48,701,466
265,055	Roper Technologies, Inc.	90,640,858
191,557	S&P Global, Inc.	40,332,326
154,107	Sherwin-Williams Co. (The)	66,375,426
431,850	Texas Instruments, Inc.	45,806,330
135,564	Tyler Technologies, Inc.(a)	27,709,282
232,243	UnitedHealth Group, Inc.	57,424,404

		1,138,667,849

	Total Common Stocks (Identified Cost $1,309,305,883)	1,731,655,822

Principal Amount (‡)
Bonds and Notes — 25.7%
Non-Convertible Bonds — 25.2%
	Argentina — 0.2%
$775,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	644,963
535,000	Republic of Argentina, 6.875%, 4/22/2021	488,187
2,460,000	Republic of Argentina, 7.125%, 6/28/2117	1,815,480
1,390,000	Republic of Argentina, 7.625%, 4/22/2046	1,094,625
355,000	YPF S.A., 8.750%, 4/04/2024, 144A	356,775
17,745,000	YPF S.A., 16.500%, 5/09/2022, 144A, (ARS)	265,992

		4,666,022

	Australia — 0.2%
1,675,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(c)	1,380,849
1,150,000	Commonwealth Bank of Australia, 2.250%, 3/10/2020, 144A(c)	1,144,926
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(c)	646,118
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	112,056
935,000	National Australia Bank, 2.500%, 1/12/2021(c)	930,512
95,000	Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	93,413

		4,307,874

	Belgium — 0.1%
1,690,000	Anheuser – Busch InBev Worldwide, Inc., 4.750%, 1/23/2029	1,800,522
440,000	Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	442,102

		2,242,624

	Brazil — 0.5%
800,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	828,400
8,500(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	2,303,283
10,980(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	2,928,143
2,300(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	623,187
1,085,000	Brazilian Government International Bond, 4.625%, 1/13/2028	1,093,691
400,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	395,500

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Brazil — continued
$1,100,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(c)	$1,160,500
1,045,000	Klabin Finance S.A., 5.250%, 7/16/2024	1,069,829
1,350,000	Petrobras Global Finance BV, 5.999%, 1/27/2028	1,366,200
150,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	152,925
575,000	Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	588,656
500,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	515,000

		13,025,314

	Canada — 2.4%
435,325	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(c)	444,549
872,088	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(c)	845,114
1,010,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	992,846
815,000	Bank of Montreal, 1.750%, 6/15/2021, 144A(c)	799,963
1,797,447	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(c)	1,342,957
1,015,000	Brookfield Finance, Inc., 4.850%, 3/29/2029	1,043,609
12,965,000	Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(c)	9,414,335
25,500,000	Canadian Government Bond, 0.750%, 3/01/2021, (CAD)(c)	18,795,791
13,815,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)(c)	10,338,274
970,000	Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019(c)	965,658
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(c)	911,786
430,000	Enbridge, Inc., 2.900%, 7/15/2022	428,747
905,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(c)	678,342
445,000	GMF Canada Leasing Trust, Series 2018-1A, Class A2, 3.030%, 6/21/2021, 144A, (CAD)	334,988
1,128,624	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(c)	841,382
6,165,000	Province of Ontario Canada, 1.250%, 6/17/2019(c)	6,147,923
7,200,000	Province of Ontario Canada, 1.875%, 5/21/2020(c)	7,149,001
1,690,000	Tornoto-Dominion Bank (The), Series GMTN, 3.500%, 7/19/2023(c)	1,737,052

		63,212,317

	Chile — 0.5%
1,590,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.000%, 3/01/2023, 144A, (CLP)	2,365,516
815,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.500%, 3/01/2026, (CLP)(c)	1,237,769
1,250,000	Corp. Nacional del Cobre de Chile, 3.625%, 8/01/2027, 144A(c)	1,251,263
1,700,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025(c)	1,801,405
1,160,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A(c)	1,229,194
525,000	Enel Chile S.A., 4.875%, 6/12/2028	553,665
250,000	Engie Energia Chile S.A., 5.625%, 1/15/2021, 144A	259,482
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(c)	814,252
240,000	Latam Airlines Group S.A., 7.250%, 6/09/2020, 144A	247,323
723,823	Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.200%, 8/15/2029	712,532

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Chile — continued
$440,729	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	$430,372
950,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	973,750
935,000	Republic of Chile, 3.240%, 2/06/2028(c)	950,895
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(c)	1,130,371

		13,957,789

	China — 0.2%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(c)	902,122
795,000	Baidu, Inc., 3.875%, 9/29/2023	810,837
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(c)	412,954
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(c)	896,737
985,000	Sinopec Group Overseas Development 2017 Ltd., 2.375%, 4/12/2020, 144A(c)	979,366
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(c)	497,819
1,820,000	Three Gorges Finance I Cayman Islands Ltd., 3.150%, 6/02/2026(c)	1,780,142

		6,279,977

	Colombia — 0.3%
435,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, (COP)	142,418
830,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	271,739
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)(c)	680,189
1,140,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	1,159,733
575,000	Republic of Colombia, 3.875%, 4/25/2027	583,918
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	65,595
7,073,300,000	Republic of Colombia, Series B, 6.250%, 11/26/2025, (COP)	2,242,708
6,150,000,000	Titulos De Tesoreria, Series B, 7.500%, 8/26/2026, (COP)(c)	2,080,554
870,000	Transportadora de Gas Internacional S.A. E.S.P., 5.550%, 11/01/2028, 144A	940,687

		8,167,541

	Denmark — 0.0%
670,000	Danske Bank AS, 3.875%, 9/12/2023, 144A	658,154

	Dominican Republic — 0.1%
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,448,789
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	621,943
995,000	Dominican Republic, 6.000%, 7/19/2028, 144A	1,047,944
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	497,785

		3,616,461

	France — 1.3%
970,000	Air Liquide Finance S.A., 1.375%, 9/27/2019, 144A(c)	963,191
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	284,817
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	208,252
1,415,000	Caisse d’Amortissement de la Dette Sociale, 1.875%, 2/12/2022(c)	1,394,093
250,000	Credit Agricole S.A., 3.250%, 10/04/2024, 144A	246,503
735,000	Danone S.A., 1.691%, 10/30/2019, 144A(c)	730,224
500,000	Dexia Credit Local S.A., 2.250%, 2/18/2020, 144A(c)	498,380
1,300,000	Edenred, 1.875%, 3/06/2026, (EUR)	1,516,583
415,000	Electricite de France S.A., 4.500%, 9/21/2028, 144A	428,322

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	France — continued
18,475,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)(c)	$25,125,149
465,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)	632,379
500,000	Holding d’Infrastructures de Transport, EMTN, 0.625%, 3/27/2023, (EUR)	553,500
500,000	Holding d’Infrastructures de Transport, EMTN, 1.625%, 11/27/2027, (EUR)	554,655
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(c)	1,041,976

		34,178,024

	Germany — 0.2%
675,000	Daimler Finance North America LLC, 1.750%, 10/30/2019, 144A(c)	670,655
380,000	Deutsche Telekom International Finance BV, 2.820%, 1/19/2022, 144A	378,866
1,825,000	Deutsche Telekom International Finance BV, 4.375%, 6/21/2028, 144A	1,901,345
1,850,000	RWE AG, (fixed rate to 10/21/2020, variable rate thereafter), 2.750%, 4/21/2075, (EUR)	2,116,328

		5,067,194

	Greece — 0.1%
430,000	Hellenic Republic Government Bond, 3.450%, 4/02/2024, 144A, (EUR)	501,364
1,855,000	Hellenic Republic Government Bond, 3.750%, 1/30/2028, (EUR)	2,102,327

		2,603,691

	Hong Kong — 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(c)	352,453
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A	1,169,932

		1,522,385

	India — 0.1%
650,000	Greenko Dutch BV, 5.250%, 7/24/2024, 144A	627,191
1,630,000	ICICI Bank Ltd., 3.800%, 12/14/2027	1,587,648

		2,214,839

	Indonesia — 0.3%
35,310,000,000	Indonesia Government International Bond, 8.250%, 7/15/2021, (IDR)	2,555,785
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	307,455
735,000	Indonesia Government International Bond, 4.750%, 1/08/2026	776,325
21,768,000,000	Indonesia Government International Bond, 7.000%, 5/15/2022, (IDR)	1,528,591
1,475,000	Perusahaan Listrik Negara PT, MTN, 4.125%, 5/15/2027	1,452,050
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	646,323
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	554,552

		7,821,081

	Ireland — 0.1%
475,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	485,268
1,250,000	Bank of Ireland Group PLC, 4.500%, 11/25/2023, 144A	1,270,351
375,000	Ireland Government Bond, 3.400%, 3/18/2024, (EUR)	494,077

		2,249,696

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Israel — 0.1%
$510,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	$495,406
780,000	Teva Pharmaceutical Finance Netherlands II BV, 0.375%, 7/25/2020, (EUR)	866,112

		1,361,518

	Italy — 0.7%
2,180,000	Enel Finance International NV, 4.625%, 9/14/2025, 144A	2,254,662
1,075,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	1,049,374
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	623,380
3,305,000	Italy Buoni Poliennali Del Tesoro, 2.000%, 2/01/2028, (EUR)	3,620,328
4,255,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	5,322,530
3,335,000	Republic of Italy, 2.500%, 11/15/2025, (EUR)	3,846,385
1,775,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,641,875
430,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	396,065

		18,754,599

	Japan — 0.4%
985,497,800(†††)	Japan Government CPI Linked Bond, Series 23, 0.100%, 3/10/2028, (JPY)	9,267,402

	Korea — 0.3%
765,000	Export-Import Bank of Korea, 3.000%, 11/01/2022(c)	767,176
1,100,000	Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A	1,112,639
1,575,000	Kia Motors Corp., 3.000%, 4/25/2023, 144A	1,545,750
630,000	Korea Development Bank (The), MTN, 4.500%, 11/22/2019, (AUD)(c)	453,037
910,000	Korea Gas Corp., 2.750%, 7/20/2022, 144A(c)	905,131
670,000	KT Corp., 2.500%, 7/18/2026, 144A(c)	630,400
1,125,000	Minera y Metalurgica del Boleo SAPI de CV, 2.875%, 5/07/2019, 144A(c)	1,124,983
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(c)	1,279,988
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(c)	771,858
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(c)	171,478
200,000	Woori Bank, 5.875%, 4/13/2021, 144A(c)	210,569

		8,973,009

	Mexico — 0.5%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	671,931
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(c)	929,514
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(c)	473,976
675,000	Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	659,819
1,150,000	CEMEX Finance LLC, 6.000%, 4/01/2024, 144A	1,184,500
1,055,000	Cemex SAB de CV, 2.750%, 12/05/2024, 144A, (EUR)	1,186,086
800,000	Gruma SAB de CV, 4.875%, 12/01/2024(c)	835,008
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(c)	348,558
142,000(††††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	646,212
190,229(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	954,269
3,600,000	Mexico Government International Bond, 4.000%, 10/02/2023	3,700,800
196,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(c)	207,045

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mexico — continued
100,000	Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	$117,675
835,000	Sigma Alimentos S.A. de CV, 4.125%, 5/02/2026	816,213
1,010,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023	1,019,383

		13,750,989

	Netherlands — 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025(c)	899,876
675,000	ING Bank NV, 1.650%, 8/15/2019, 144A(c)	672,294
1,105,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,091,187

		2,663,357

	Norway — 0.2%
17,000,000	City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)(c)	2,038,751
550,000	Kommunalbanken AS, 1.750%, 9/15/2020, 144A(c)	544,467
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(c)	1,602,257
3,815,000	Norway Government Bond, Series 475, 2.000%, 5/24/2023, 144A, (NOK)(c)	454,186

		4,639,661

	Panama — 0.0%
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A(c)	678,994

	Paraguay — 0.1%
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	841,944
572,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022	584,155

		1,426,099

	Peru — 0.1%
580,000	Southern Copper Corp., 3.875%, 4/23/2025(c)	586,737
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(c)	1,067,062
350,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	357,441

		2,011,240

	Poland — 0.4%
34,525,000	Republic of Poland Government Bond, Series 0424, 2.500%, 4/25/2024, (PLN)	9,115,809
5,380,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)(c)	1,397,813

		10,513,622

	Portugal — 0.0%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	401,696

	Singapore — 0.2%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	767,942
495,000	BOC Aviation Ltd., 3.000%, 3/30/2020(c)	494,510
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A	357,437
3,215,000	United Overseas Bank Ltd., 3.200%, 4/23/2021, 144A(c)	3,242,649

		4,862,538

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	South Africa — 0.1%
$930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	$882,563
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	514,400
39,185,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(c)	2,277,163

		3,674,126

	Spain — 0.3%
400,000	Banco Santander S.A., 3.125%, 2/23/2023	395,304
100,000	Iberdrola International BV, EMTN, 0.375%, 9/15/2025, (EUR)	111,289
700,000	Naturgy Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	813,289
725,000	Spain Government International Bond, 0.750%, 7/30/2021, (EUR)(c)	832,665
430,000	Spain Government International Bond, 1.600%, 4/30/2025, 144A, (EUR)(c)	517,034
760,000	Spain Government International Bond, 4.300%, 10/31/2019, 144A, (EUR)(c)	875,634
2,565,000	Spain Government International Bond, 4.400%, 10/31/2023, 144A, (EUR)(c)	3,441,356
1,300,000	Telefonica Emisiones SAU Co., EMTN, 1.495%, 9/11/2025, (EUR)	1,514,127

		8,500,698

	Supranationals — 0.2%
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(c)	1,156,266
3,515,000	International Bank for Reconstruction & Development, 2.200%, 1/18/2022, (CAD)(c)	2,660,311
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)(c)	815,009

		4,631,586

	Sweden — 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)(c)	287,835

	Switzerland — 0.1%
300,000	Argentum Netherlands BV for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2026, variable rate thereafter), 3.500%, 10/01/2046, (EUR)	372,769
1,075,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A(c)	1,073,570
900,000	Syngenta Finance NV, EMTN, 1.250%, 9/10/2027, (EUR)	922,780

		2,369,119

	Thailand — 0.2%
1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023	1,563,962
1,010,000	Siam Commercial Bank PCL, 3.500%, 4/07/2019, 144A(c)	1,010,020
85,000,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	2,636,880
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A	954,712

		6,165,574

	Trinidad — 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	415,000

	Turkey — 0.0%
525,000	Turk Telekomunikasyon AS, 6.875%, 2/28/2025, 144A	501,653

	United Arab Emirates — 0.2%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(c)	1,596,315
1,275,000	DP World Crescent Ltd., 4.848%, 9/26/2028, 144A	1,333,918

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United Arab Emirates — continued
$850,000	DP World PLC, 3.250%, 5/18/2020, 144A(c)	$847,246
200,000	DP World PLC, MTN, 3.250%, 5/18/2020	199,352

		3,976,831

	United Kingdom — 0.4%
95,000	Avon Products, Inc., 8.950%, 3/15/2043	90,701
300,000	HSBC Holdings PLC, 4.375%, 11/23/2026(c)	307,300
565,000	HSBC Holdings PLC, (fixed rate to 6/01/2021, variable rate thereafter), 6.875%(d)	589,719
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(c)	462,598
635,000	Lloyds Banking Group PLC, 4.050%, 8/16/2023	647,499
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(c)	406,465
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(c)	1,206,221
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(c)	347,423
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	302,855
500,000	United Kingdom Gilt, 1.750%, 7/22/2019, (GBP)	653,165
845,000	United Kingdom Gilt, 2.750%, 9/07/2024, (GBP)	1,217,847
530,000	United Kingdom Gilt, 4.000%, 3/07/2022, (GBP)	757,671
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	150,664
115,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	148,299
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028	1,687,261

		8,975,688

	United States — 13.9%
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	9,860,815
1,745,000	AES Corp. (The), 4.875%, 5/15/2023	1,768,994
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	457,800
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	8,070,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	783,181
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,144,880
1,595,329	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,564,409
1,775,466	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,733,088
120,325	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	122,183
2,016,995	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	2,079,262
461,899	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	471,114
6,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	6,187,051
300,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	282,305
400,000	Antero Resources Corp., 5.125%, 12/01/2022	402,120
175,000	Antero Resources Corp., 5.375%, 11/01/2021	175,656
3,060,000	Antero Resources Corp., 5.625%, 6/01/2023	3,102,075
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	290,541
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,494,169
3,960,000	AT&T, Inc., 4.300%, 2/15/2030	4,005,454

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$570,000	AT&T, Inc., 4.500%, 3/09/2048	$534,827
625,000	AT&T, Inc., 4.550%, 3/09/2049	590,221
925,000	Aviation Capital Group LLC, 6.750%, 4/06/2021, 144A	985,821
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,203,783
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	118,144
3,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	2,873
585,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	591,918
1,170,000	Broadcom, Inc., 4.250%, 4/15/2026, 144A	1,161,354
71,000	California Resources Corp., 5.500%, 9/15/2021	55,234
10,000	California Resources Corp., 6.000%, 11/15/2024	6,504
2,465,000	California Resources Corp., 8.000%, 12/15/2022, 144A	1,935,764
60,000	CenturyLink, Inc., 5.625%, 4/01/2025	58,050
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	51,700
880,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	916,300
34,000	Chemours Co. (The), 6.625%, 5/15/2023	35,151
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	3,161,850
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	307,913
4,700,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	4,629,500
780,000	Chevron Corp., 2.419%, 11/17/2020(c)	778,473
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,698,376
345,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	317,600
375,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	342,187
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	512,048
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	283,176
485,000	Continental Resources, Inc., 3.800%, 6/01/2024	488,172
640,000	Continental Resources, Inc., 4.500%, 4/15/2023	662,516
92,000	Continental Resources, Inc., 5.000%, 9/15/2022	92,656
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	354,643
595,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	596,487
155,000	Cummins, Inc., 5.650%, 3/01/2098	175,739
475,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	510,887
103,596	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	114,163
1,200,000	Devon Energy Corp., 3.250%, 5/15/2022	1,211,426
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	52,280
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,627
1,680,000	DISH DBS Corp., 5.000%, 3/15/2023	1,512,000
1,495,000	DISH DBS Corp., 5.875%, 11/15/2024	1,255,800
310,000	DR Horton, Inc., 4.375%, 9/15/2022	317,961
340,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	305,300
235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	325,280
1,075,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,133,234
600,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	577,500
1,310,000	Federal National Mortgage Association, Series 2017-M14, Class A2, 2.877%, 11/25/2027(c)(e)	1,302,810
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	470,992

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$650,000	FedEx Corp., 3.400%, 1/14/2022	$658,681
40,000	Ford Motor Co., 4.346%, 12/08/2026	37,127
685,000	Ford Motor Co., 5.291%, 12/08/2046	573,940
25,000	Ford Motor Co., 6.375%, 2/01/2029	25,785
50,000	Ford Motor Co., 6.625%, 2/15/2028	52,999
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,195,382
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,575
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	4,959,901
560,000	Frontier Communications Corp., 11.000%, 9/15/2025	368,550
131,000	Gates Global LLC/Gates Global Co., 6.000%, 7/15/2022, 144A	131,512
295,000	General Electric Co., 4.500%, 3/11/2044	269,495
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	49,686
310,000	General Motors Co., 5.200%, 4/01/2045	275,369
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	240,014
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	954,628
100,000	General Motors Financial Co., Inc., EMTN, 0.955%, 9/07/2023, (EUR)	110,722
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,384,763
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	128,753
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	244,560
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	471,089
905,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	995,873
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,797,779
1,935,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	1,768,106
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	170,363
1,000,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	1,050,850
20,000	HCA, Inc., 4.750%, 5/01/2023	20,958
6,670,000	HCA, Inc., 5.375%, 9/01/2026	7,028,512
225,000	HCA, Inc., 7.050%, 12/01/2027	245,813
820,000	HCA, Inc., 7.500%, 11/06/2033	940,950
395,000	HCA, Inc., 8.360%, 4/15/2024	456,225
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	219,375
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	85,500
855,000	Hecla Mining Co., 6.875%, 5/01/2021	855,000
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	513,491
310,000	Hexion, Inc., 7.875%, 2/15/2023(f)(g)	108,770
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	497,125
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(c)	1,442,730
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	460,431
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,254,568
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	748,100
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	16,800
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,675
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,108,206
7,760,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	7,372,000
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	12,375
1,665,000	KB Home, 8.000%, 3/15/2020	1,734,097
330,000	Level 3 Financing, Inc., 5.125%, 5/01/2023	332,887

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$760,000	Level 3 Financing, Inc., 5.375%, 5/01/2025	$769,348
140,000	Level 3 Parent LLC, 5.750%, 12/01/2022	141,442
44,000	Masco Corp., 6.500%, 8/15/2032	50,055
403,000	Masco Corp., 7.750%, 8/01/2029	489,378
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	710,800
254,000	Micron Technology, Inc., 5.500%, 2/01/2025	261,902
1,430,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,347,775
450,000	Morgan Stanley, 3.950%, 4/23/2027	449,864
725,000	Morgan Stanley, 5.750%, 1/25/2021	761,372
3,150,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	3,243,557
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	694,963
25,000	MPLX LP, 4.500%, 7/15/2023	26,208
95,000	MPLX LP, 4.875%, 6/01/2025	101,120
3,890,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	3,948,350
3,000,000	Navient Corp., 5.000%, 10/26/2020	3,041,250
95,000	Navient Corp., 5.875%, 10/25/2024	91,913
1,600(†††††)	Navient Corp., 6.000%, 12/15/2043	33,589
935,000	Navient Corp., 6.750%, 6/15/2026	895,262
750,000	Navient Corp., MTN, 6.125%, 3/25/2024	749,062
915,000	Navient LLC, 5.500%, 1/25/2023	916,144
415,000	Navient LLC, MTN, 7.250%, 1/25/2022	439,900
3,418,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	2,614,770
4,583,000	New Albertsons LP, 7.450%, 8/01/2029	4,055,955
525,000	New Albertsons LP, 7.750%, 6/15/2026	478,443
5,540,000	New Albertsons LP, 8.000%, 5/01/2031	4,985,834
2,150,000	New Albertsons LP, 8.700%, 5/01/2030	1,978,000
1,309,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	1,060,290
365,000	Newell Brands, Inc., 4.000%, 12/01/2024	351,790
65,000	Newfield Exploration Co., 5.625%, 7/01/2024	70,993
900,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	868,500
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	419,013
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	24,000
1,765,000	Nissan Motor Acceptance Corp., 3.650%, 9/21/2021, 144A	1,774,520
120,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	120,000
2,275,000	Oceaneering International, Inc., 4.650%, 11/15/2024	2,104,102
420,000	Old Republic International Corp., 4.875%, 10/01/2024	442,961
3,693,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,928,075
25,000	ONEOK Partners LP, 6.200%, 9/15/2043	28,470
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	55,550
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	143,500
1,200,000	Owens Corning, 4.400%, 1/30/2048	987,264
310,000	Owens Corning, 7.000%, 12/01/2036	352,532
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	3,016,887
585,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	756,767

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$540,000	PulteGroup, Inc., 6.000%, 2/15/2035	$517,725
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	782,056
220,000	PulteGroup, Inc., 7.875%, 6/15/2032	247,500
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	268,613
210,000	QEP Resources, Inc., 5.375%, 10/01/2022	205,275
135,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	126,394
120,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	120,420
275,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	248,531
115,000	Qwest Corp., 7.250%, 9/15/2025	123,811
540,000	Radian Group, Inc., 4.500%, 10/01/2024	531,900
230,000	Range Resources Corp., 4.875%, 5/15/2025	213,325
850,000	Range Resources Corp., 5.000%, 8/15/2022	841,500
220,000	Range Resources Corp., 5.000%, 3/15/2023	215,600
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(c)	966,628
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	25,800
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	673,728
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	442,050
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	162,118
155,000	SM Energy Co., 6.750%, 9/15/2026	148,606
1,170,000	Springleaf Finance Corp., 5.625%, 3/15/2023	1,186,087
860,000	Springleaf Finance Corp., 6.875%, 3/15/2025	886,875
2,310,000	Springleaf Finance Corp., 7.125%, 3/15/2026	2,351,857
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	355,575
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	143,325
2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,257,976
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	2,363,424
1,720,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,733,416
120,000	Sprint Corp., 7.125%, 6/15/2024	121,800
2,840,000	Sprint Corp., 7.875%, 9/15/2023	2,974,900
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	1,429,837
950,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	954,797
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	103,000
1,630,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,532,200
820,000	Textron, Inc., 5.950%, 9/21/2021	867,405
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	78,662
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	83,582
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	2,100,517
171,000	TransDigm, Inc., 6.500%, 7/15/2024	175,703
185,000	TransDigm, Inc., 6.500%, 5/15/2025	187,794
6,665,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	6,673,331
90,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	90,113
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	5,025
4,380,000	U.S. Treasury Bond, 3.000%, 8/15/2048	4,533,984
12,818,372	U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023(c)(h)	12,907,013
9,423,311	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(c)(h)	9,325,860
4,064,313	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(c)(h)	4,033,160

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$32,430,000	U.S. Treasury Note, 1.375%, 5/31/2020	$32,048,694
12,755,000	U.S. Treasury Note, 1.750%, 11/30/2021(c)	12,590,082
10,470,000	U.S. Treasury Note, 1.875%, 3/31/2022	10,364,482
1,020,000	U.S. Treasury Note, 2.625%, 12/31/2023	1,037,332
6,555,000	U.S. Treasury Note, 2.750%, 5/31/2023(c)	6,687,380
13,505,000	U.S. Treasury Note, 2.750%, 2/28/2025(c)	13,846,318
13,540,000	U.S. Treasury Note, 2.875%, 10/15/2021	13,745,216
9,515,000	U.S. Treasury Note, 2.875%, 5/15/2028(c)	9,883,335
3,930,000	U.S. Treasury Note, 3.125%, 11/15/2028	4,168,717
466,319	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	454,932
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	3,006,150
2,635,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,707,462
460,000	United Rentals North America, Inc., 6.500%, 12/15/2026	484,150
1,940,000	United States Steel Corp., 6.650%, 6/01/2037	1,707,200
91,703	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	99,471
49,163	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	50,053
346,280	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	361,147
25,000	Viacom, Inc., 4.375%, 3/15/2043	22,476
395,000	Viacom, Inc., 5.250%, 4/01/2044	398,229
145,000	Viacom, Inc., 5.850%, 9/01/2043	157,687
1,150,000	Walmart, Inc., 3.700%, 6/26/2028	1,211,313
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	72,574
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	415,876
525,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	531,037
195,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	196,028
3,052,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(a)	2,075,360
65,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(a)	47,938

		361,590,334

	Total Non-Convertible Bonds (Identified Cost $648,395,839)	656,184,151

Convertible Bonds — 0.5%
	United States — 0.5%
1,450,000	Booking Holdings, Inc., 0.900%, 9/15/2021	1,600,510
105,000	CalAmp Corp., 1.625%, 5/15/2020	102,135
60,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	55,596
545,000	DISH Network Corp., 2.375%, 3/15/2024	449,555
2,290,000	DISH Network Corp., 3.375%, 8/15/2026	1,945,355
290,000	Evolent Health, Inc., 2.000%, 12/01/2021	279,623
1,855,000	iStar, Inc., 3.125%, 9/15/2022	1,701,962

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	United States — continued
$2,020,000	Nuance Communications, Inc., 1.000%, 12/15/2035	$1,881,630
240,000	Nuance Communications, Inc., 1.250%, 4/01/2025	238,087
10,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,950
1,660,000	Rovi Corp., 0.500%, 3/01/2020	1,610,084
380,000	SM Energy Co., 1.500%, 7/01/2021	354,783
825,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	725,598

	Total Convertible Bonds (Identified Cost $11,306,142)	10,954,868

Municipals — 0.0%
	United States — 0.0%
155,000	State of Illinois, 5.100%, 6/01/2033	152,306
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	125,599

	Total Municipals (Identified Cost $254,506)	277,905

	Total Bonds and Notes (Identified Cost $659,956,487)	667,416,924

Shares
Preferred Stocks — 0.1%
	United States — 0.1%
736	Chesapeake Energy Corp.(i)	368,000
84	Chesapeake Energy Corp., Series A, 144A(i)	42,694
460	Chesapeake Energy Corp.	24,725
40	Chesapeake Energy Corp.(i)	20,331
38,952	El Paso Energy Capital Trust I	2,110,030

	Total Preferred Stocks (Identified Cost $2,285,617)	2,565,780

Principal Amount (‡)
Short-Term Investments — 6.5%
$3,707,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(j)	3,619,842
46,703,337	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/2019 at 1.500% to be repurchased at $46,709,175 on 4/01/2019 collateralized by $18,810,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $18,804,413; $28,760,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $28,836,530 including accrued interest (Note 2 of Notes to Financial Statements)	46,703,337
17,630,000	U.S. Treasury Bills, 2.381%, 9/26/2019(j)	17,423,406
14,350,000	U.S. Treasury Bills, 2.441%, 9/05/2019(j)	14,202,150
21,355,000	U.S. Treasury Bills, 2.160%-2.200%, 4/25/2019(j)(k)	21,321,704
14,000,000	U.S. Treasury Bills, 2.396%, 6/13/2019(j)	13,932,896

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — continued
$21,035,000	U.S. Treasury Bills, 2.412%-2.536%, 8/15/2019(j)(k)	$20,845,673
30,585,000	U.S. Treasury Bills, 2.460%, 5/30/2019(j)	30,467,080

	Total Short-Term Investments (Identified Cost $168,481,287)	168,516,088

	Total Investments — 98.8% (Identified Cost $2,140,029,274)	2,570,154,614
	Other assets less liabilities — 1.2%	32,006,088

	Net Assets — 100.0%	$2,602,160,702

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents principal amount including inflation adjustments.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Non-income producing security.
(b)	Securities subject to restriction on resale. At March 31, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$3,266	$6,993	Less than 0.1%

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Perpetual bond with no specified maturity date.
(e)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2019 is disclosed.
(f)	Illiquid security.
(g)	Security classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2019, the value of this security amounted to $108,770 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of Rule 144A holdings amounted to $112,598,159 or 4.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

At March 31, 2019, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	6/04/2019	BRL	S	18,445,000	$4,899,070	$4,689,736	$209,334
Credit Suisse International	6/19/2019	CAD	S	47,640,000	35,626,150	35,718,469	(92,319)
Credit Suisse International	6/19/2019	COP	S	2,593,255,000	813,394	810,097	3,297
Credit Suisse International	6/19/2019	GBP	B	12,290,000	16,232,323	16,069,209	(163,114)
Credit Suisse International	6/19/2019	JPY	B	7,317,500,000	66,203,566	66,425,860	222,294
Credit Suisse International	6/19/2019	JPY	B	512,500,000	4,669,232	4,652,307	(16,925)
Goldman Sachs & Co.	6/19/2019	MXN	B	66,055,000	3,341,900	3,360,977	19,077
HSBC Bank USA	6/19/2019	AUD	B	905,000	640,698	643,526	2,828
Morgan Stanley Capital Services, Inc.	6/19/2019	EUR	B	54,000,000	61,444,249	60,973,744	(470,505)
UBS AG	6/19/2019	NOK	S	4,200,000	486,163	488,420	(2,257)
UBS AG	6/19/2019	SEK	B	7,350,000	797,818	795,178	(2,640)
UBS AG	6/19/2019	THB	S	83,000,000	2,618,875	2,620,677	(1,802)

Total							$(292,732)

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2019 (Unaudited)

Loomis Sayles Global Allocation Fund – (continued)

At March 31, 2019, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse International	6/19/2019	NOK	14,180,000	EUR	1,439,577	$1,625,489	$(23,510)

Industry Summary at March 31, 2019 (Unaudited)

Treasuries	11.0%
Internet & Direct Marketing Retail	5.9
Capital Markets	5.2
Chemicals	5.1
IT Services	5.1
Interactive Media & Services	4.8
Insurance	4.3
Aerospace & Defense	3.9
Industrial Conglomerates	3.5
Software	3.4
Food Products	3.2
Health Care Equipment & Supplies	3.2
Machinery	3.0
Banks	2.9
Hotels, Restaurants & Leisure	2.6
Health Care Providers & Services	2.2
Other Investments, less than 2% each	23.0
Short-Term Investments	6.5

Total Investments	98.8
Other assets less liabilities (including forward foreign currency contracts)	1.2

Net Assets	100.0%

Currency Exposure Summary at March 31, 2019 (Unaudited)

United States Dollar	73.9%
Euro	4.6
British Pound	4.6
Swiss Franc	3.9
Canadian Dollar	3.5
Hong Kong Dollar	2.6
Other, less than 2% each	5.7

Total Investments	98.8
Other assets less liabilities (including forward foreign currency contracts)	1.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund
ASSETS
Investments at cost	$7,332,134,821	$2,140,029,274
Net unrealized appreciation (depreciation)	(36,345,237)	430,125,340

Investments at value	7,295,789,584	2,570,154,614
Cash	2,209,226	9,575,899
Due from brokers (Note 2)	—	360,000
Foreign currency at value (identified cost $0 and $6,014,821, respectively)	—	5,901,951
Receivable for Fund shares sold	32,205,537	7,995,007
Receivable for securities sold	592,929,278	16,304,640
Receivable for when-issued/delayed delivery securities sold (Note 2)	433,864,892	—
Collateral received for delayed delivery securities and open forward foreign currency contracts (Notes 2 and 4)	3,413,594	400,000
Dividends and interest receivable	37,476,622	7,423,005
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	456,830
Tax reclaims receivable	15,030	685,211
Prepaid expenses (Note 8)	403	132

TOTAL ASSETS	8,397,904,166	2,619,257,289

LIABILITIES
Payable for securities purchased	639,542,704	11,966,839
Payable for when-issued/delayed delivery securities purchased (Note 2)	993,256,334	—
Payable for Fund shares redeemed	11,704,801	1,354,963
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	773,072
Foreign taxes payable (Note 2)	—	459,263
Due to brokers (Note 2)	3,413,594	400,000
Management fees payable (Note 6)	1,794,473	1,620,627
Deferred Trustees’ fees (Note 6)	422,536	199,989
Administrative fees payable (Note 6)	233,137	94,266
Payable to distributor (Note 6d)	52,427	45,117
Other accounts payable and accrued expenses	241,468	182,451

TOTAL LIABILITIES	1,650,661,474	17,096,587

NET ASSETS	$6,747,242,692	$2,602,160,702

NET ASSETS CONSIST OF:
Paid-in capital	$6,948,804,092	$2,150,846,900
Accumulated earnings (loss)	(201,561,400)	451,313,802

NET ASSETS	$6,747,242,692	$2,602,160,702

See accompanying notes to financial statements.

43  |

Statements of Assets and Liabilities (continued)

March 31, 2019 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$580,784,978	$406,309,379

Shares of beneficial interest	45,345,378	18,178,144

Net asset value and redemption price per share	$12.81	$22.35

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.38	$23.71

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$171,163,957	$434,152,526

Shares of beneficial interest	13,362,082	19,624,965

Net asset value and offering price per share	$12.81	$22.12

Class N shares:
Net assets	$2,212,191,593	$127,899,291

Shares of beneficial interest	171,248,822	5,693,994

Net asset value, offering and redemption price per share	$12.92	$22.46

Class Y shares:
Net assets	$3,783,102,164	$1,633,799,506

Shares of beneficial interest	293,010,151	72,697,297

Net asset value, offering and redemption price per share	$12.91	$22.47

See accompanying notes to financial statements.

|  44

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	Core Plus Bond Fund	Global Allocation Fund
INVESTMENT INCOME
Interest	$107,145,045	$15,178,802
Dividends	—	6,653,802
Less net foreign taxes withheld	(23,227)	(129,735)

	107,121,818	21,702,869

Expenses
Management fees (Note 6)	10,219,874	8,837,390
Service and distribution fees (Note 6)	1,609,157	2,465,246
Administrative fees (Note 6)	1,384,952	522,957
Trustees’ fees and expenses (Note 6)	61,817	27,187
Transfer agent fees and expenses (Notes 6 and 7)	2,121,845	1,012,645
Audit and tax services fees	27,036	28,313
Custodian fees and expenses	103,988	93,525
Legal fees	61,185	24,370
Registration fees	166,121	118,105
Shareholder reporting expenses	92,014	65,364
Miscellaneous expenses (Note 8)	108,182	60,928

Total expenses	15,956,171	13,256,030
Less waiver and/or expense reimbursement (Note 6)	(32,662)	(12,637)

Net expenses	15,923,509	13,243,393

Net investment income	91,198,309	8,459,476

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(10,611,491)	27,472,322
Forward foreign currency contracts (Note 2d)	(5,254,691)	(2,659,863)
Foreign currency transactions (Note 2c)	83,817	(126,741)
Net change in unrealized appreciation (depreciation) on:
Investments	146,504,019	2,108,962
Forward foreign currency contracts (Note 2d)	—	1,338,435
Foreign currency translations (Note 2c)	(55,003)	(105,151)

Net realized and unrealized gain on investments, forward foreign currency contracts and foreign currency transactions	130,666,651	28,027,964

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$221,864,960	$36,487,440

See accompanying notes to financial statements.

45  |

Statements of Changes in Net Assets

	Core Plus Bond Fund		Global Allocation Fund
	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018	Six Months Ended March 31, 2019 (Unaudited)	Year Ended September 30, 2018
FROM OPERATIONS:
Net investment income	$91,198,309	$190,164,910	$8,459,476	$22,346,439
Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency transactions	(15,782,365)	(23,807,624)	24,685,718	77,022,216
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	146,449,016	(169,788,966)	3,342,246	73,033,930

Net increase (decrease) in net assets resulting from operations	221,864,960	(3,431,680)	36,487,440	172,402,585

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,717,409)	(19,704,399)	(15,303,424)	(7,114,532)
Class C	(1,350,461)	(5,062,623)	(13,674,405)	(4,826,992)
Class N	(25,397,416)	(61,623,432)	(3,466,169)	(1,642,868)
Class Y	(46,446,912)	(127,335,569)	(64,089,255)	(26,544,930)

Total distributions	(79,912,198)	(213,726,023)	(96,533,253)	(40,129,322)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	185,828,507	80,681,752	218,524,843	525,543,091

Net increase (decrease) in net assets	327,781,269	(136,475,951)	158,479,030	657,816,354
NET ASSETS
Beginning of the period	6,419,461,423	6,555,937,374	2,443,681,672	1,785,865,318

End of the period	$6,747,242,692	$6,419,461,423	$2,602,160,702	$2,443,681,672

See accompanying notes to financial statements.

|  46

Financial Highlights

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$12.53		$12.96	$13.06	$12.34	$13.18	$12.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.35	0.28	0.37	0.37	0.42
Net realized and unrealized gain (loss)	0.25		(0.38)	(0.04)	0.71	(0.77)	0.51

Total from Investment Operations	0.42		(0.03)	0.24	1.08	(0.40)	0.93

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.40)	(0.34)	(0.36)	(0.36)	(0.46)
Net realized capital gains	—		—	—	—	(0.08)	(0.00	)(b)

Total Distributions	(0.14)		(0.40)	(0.34)	(0.36)	(0.44)	(0.46)

Net asset value, end of the period	$12.81		$12.53	$12.96	$13.06	$12.34	$13.18

Total return(c)	3.42	%(d)	(0.27)%	1.86%	8.90%	(3.13)%	7.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$580,785		$600,762	$676,892	$776,566	$912,662	$642,784
Net expenses	0.73	%(e)	0.73%	0.73%	0.73%	0.74%	0.79	%(f)
Gross expenses	0.73	%(e)	0.73%	0.73%	0.73%	0.74%	0.79	%(f)
Net investment income	2.66	%(e)	2.71%	2.19%	2.91%	2.87%	3.19%
Portfolio turnover rate	136%		181%	195%	143%	175%	122%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$12.53		$12.96	$13.06	$12.33	$13.18	$12.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.25	0.19	0.27	0.27	0.32
Net realized and unrealized gain (loss)	0.26		(0.38)	(0.05)	0.73	(0.77)	0.50

Total from Investment Operations	0.38		(0.13)	0.14	1.00	(0.50)	0.82

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.30)	(0.24)	(0.27)	(0.27)	(0.36)
Net realized capital gains	—		—	—	—	(0.08)	(0.00	)(b)

Total Distributions	(0.10)		(0.30)	(0.24)	(0.27)	(0.35)	(0.36)

Net asset value, end of the period	$12.81		$12.53	$12.96	$13.06	$12.33	$13.18

Total return(c)	3.03	%(d)	(1.03)%	1.08%	8.17%	(3.86)%	6.54%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$171,164		$185,758	$248,687	$321,626	$354,285	$256,307
Net expenses	1.48	%(e)	1.48%	1.48%	1.48%	1.49%	1.54	%(f)
Gross expenses	1.48	%(e)	1.48%	1.48%	1.48%	1.49%	1.54	%(f)
Net investment income	1.91	%(e)	1.96%	1.44%	2.16%	2.11%	2.46%
Portfolio turnover rate	136%		181%	195%	143%	175%	122%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$12.63		$13.06	$13.17	$12.44	$13.28	$12.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.19		0.39	0.33	0.41	0.42	0.46
Net realized and unrealized gain (loss)	0.27		(0.38)	(0.06)	0.73	(0.78)	0.52

Total from Investment Operations	0.46		0.01	0.27	1.14	(0.36)	0.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)		(0.44)	(0.38)	(0.41)	(0.40)	(0.50)
Net realized capital gains	—		—	—	—	(0.08)	(0.00	)(b)

Total Distributions	(0.17)		(0.44)	(0.38)	(0.41)	(0.48)	(0.50)

Net asset value, end of the period	$12.92		$12.63	$13.06	$13.17	$12.44	$13.28

Total return	3.65	%(c)	0.07%	2.12%	9.33%	(2.82)%	7.81%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,212,192		$1,899,190	$1,784,150	$2,134,113	$2,209,110	$105,514
Net expenses	0.39	%(d)	0.39%	0.39%	0.39%	0.40%	0.46%
Gross expenses	0.39	%(d)	0.39%	0.39%	0.39%	0.40%	0.46%
Net investment income	3.01	%(d)	3.06%	2.53%	3.25%	3.27%	3.42%
Portfolio turnover rate	136%		181%	195%	143%	175%	122%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$12.63		$13.06	$13.16	$12.43	$13.27	$12.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.38	0.31	0.40	0.41	0.45
Net realized and unrealized gain (loss)	0.26		(0.38)	(0.04)	0.73	(0.78)	0.51

Total from Investment Operations	0.44		0.00 (b)	0.27	1.13	(0.37)	0.96

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.43)	(0.37)	(0.40)	(0.39)	(0.49)
Net realized capital gains	—		—	—	—	(0.08)	(0.00	)(b)

Total Distributions	(0.16)		(0.43)	(0.37)	(0.40)	(0.47)	(0.49)

Net asset value, end of the period	$12.91		$12.63	$13.06	$13.16	$12.43	$13.27

Total return	3.52	%(c)	(0.02)%	2.10%	9.22%	(2.89)%	7.65%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,783,102		$3,733,751	$3,846,208	$2,953,919	$3,137,371	$1,310,824
Net expenses	0.48	%(d)	0.48%	0.48%	0.48%	0.49%	0.54	%(e)
Gross expenses	0.48	%(d)	0.48%	0.48%	0.48%	0.49%	0.54	%(e)
Net investment income	2.92	%(d)	2.97%	2.43%	3.15%	3.14%	3.42%
Portfolio turnover rate	136%		181%	195%	143%	175%	122%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$23.10		$21.60	$19.17	$18.45	$19.77	$18.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.23	0.31	0.24	0.21	0.28
Net realized and unrealized gain (loss)	0.09		1.75	2.36	1.47	(0.37)	1.49

Total from Investment Operations	0.16		1.98	2.67	1.71	(0.16)	1.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.19)	(0.24)	(0.15)	(0.20)	(0.33)
Net realized capital gains	(0.75)		(0.29)	—	(0.84)	(0.96)	(0.24)

Total Distributions	(0.91)		(0.48)	(0.24)	(0.99)	(1.16)	(0.57)

Net asset value, end of the period	$22.35		$23.10	$21.60	$19.17	$18.45	$19.77

Total return(b)	1.27	%(c)(f)	9.26%	14.10%	9.64%	(0.91)%	9.62%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$406,309		$401,036	$305,275	$280,263	$246,371	$237,167
Net expenses	1.16	%(d)(e)	1.16%	1.18%	1.17%	1.18%	1.17%
Gross expenses	1.17	%(d)	1.16%	1.18%	1.17%	1.18%	1.17%
Net investment income	0.67	%(d)	1.03%	1.57%	1.32%	1.06%	1.46%
Portfolio turnover rate	18%		22%	35%	43%	48%	49%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The administrator agreed to waive a portion of its fees during the period. Without this waiver, expenses would have been higher.
(f)	Had certain expenses not been waived during the period, total returns would have been lower.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$22.78		$21.29	$18.89	$18.19	$19.51	$18.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)		0.06	0.16	0.10	0.06	0.14
Net realized and unrealized gain (loss)	0.10		1.73	2.33	1.46	(0.36)	1.45

Total from Investment Operations	0.09		1.79	2.49	1.56	(0.30)	1.59

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)	(0.09)	(0.02)	(0.06)	(0.20)
Net realized capital gains	(0.75)		(0.29)	—	(0.84)	(0.96)	(0.24)

Total Distributions	(0.75)		(0.30)	(0.09)	(0.86)	(1.02)	(0.44)

Net asset value, end of the period	$22.12		$22.78	$21.29	$18.89	$18.19	$19.51

Total return(c)	0.88	%(d)(g)	8.46%	13.22%	8.88%	(1.66)%	8.72%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$434,153		$412,610	$354,017	$423,350	$393,416	$377,001
Net expenses	1.91	%(e)(f)	1.91%	1.93%	1.92%	1.93%	1.92%
Gross expenses	1.92	%(e)	1.91%	1.93%	1.92%	1.93%	1.92%
Net investment income (loss)	(0.08	)%(e)	0.29%	0.84%	0.57%	0.31%	0.71%
Portfolio turnover rate	18%		22%	35%	43%	48%	49%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The administrator agreed to waive a portion of its fees during the period. Without this waiver, expenses would have been higher.
(g)	Had certain expenses not been waived during the period, total returns would have been lower.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Period Ended September 30, 2017*
Net asset value, beginning of the period	$23.25		$21.73	$19.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.31	0.20
Net realized and unrealized gain (loss)	0.08		1.75	2.33

Total from Investment Operations	0.19		2.06	2.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)		(0.25)	—
Net realized capital gains	(0.75)		(0.29)	—

Total Distributions	(0.98)		(0.54)	—

Net asset value, end of the period	$22.46		$23.25	$21.73

Total return	1.45	%(b)	9.60%	13.18	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$127,899		$80,346	$59,512
Net expenses	0.83	%(c)	0.83%	0.87	%(c)
Gross expenses	0.83	%(c)	0.83%	0.87	%(c)
Net investment income	1.01	%(c)	1.36%	1.48	%(c)
Portfolio turnover rate	18%		22%	35	%(d)

*	From commencement of Class operations on February 1, 2017 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Six Months Ended March 31, 2019 (Unaudited)		Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014
Net asset value, beginning of the period	$23.25		$21.74	$19.29	$18.55	$19.89	$18.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.29	0.36	0.29	0.25	0.33
Net realized and unrealized gain (loss)	0.09		1.75	2.37	1.49	(0.37)	1.49

Total from Investment Operations	0.19		2.04	2.73	1.78	(0.12)	1.82

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)		(0.24)	(0.28)	(0.20)	(0.26)	(0.37)
Net realized capital gains	(0.75)		(0.29)	—	(0.84)	(0.96)	(0.24)

Total Distributions	(0.97)		(0.53)	(0.28)	(1.04)	(1.22)	(0.61)

Net asset value, end of the period	$22.47		$23.25	$21.74	$19.29	$18.55	$19.89

Total return	1.45	%(b)(e)	9.49%	14.42%	9.97%	(0.72)%	9.87%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,633,800		$1,549,689	$1,067,062	$835,391	$604,609	$633,057
Net expenses	0.91	%(c)(d)	0.91%	0.93%	0.92%	0.93%	0.92%
Gross expenses	0.92	%(c)	0.91%	0.93%	0.92%	0.93%	0.92%
Net investment income	0.92	%(c)	1.29%	1.79%	1.58%	1.30%	1.69%
Portfolio turnover rate	18%		22%	35%	43%	48%	49%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The administrator agreed to waive a portion of its fees during the period. Without this waiver, expenses would have been higher.
(e)	Had certain expenses not been waived during the period, total returns would have been lower.

See accompanying notes to financial statements.

|  54

Notes to Financial Statements

March 31, 2019 (Unaudited)

1.  Organization.   Natixis Funds Trust I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles Global Allocation Fund (the “Global Allocation Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund and 5.75% for Global Allocation Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for ten years (at which point they automatically convert to Class A shares) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

55  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

|  56

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of March 31, 2019, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Core Plus Bond Fund	$—	—	$—	—	$56,719	Less than 0.1%
Global Allocation Fund	435,651,337	16.7%	108,770	Less than 0.1%	—	—

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments

57  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

(in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended March 31, 2019, the amount of income available to be distributed by Core Plus Bond Fund has been reduced by $18,558,406 as a result of losses arising from changes in exchange rates.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

|  58

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

f.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the

59  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2019 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

g.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses, contingent payment debt instruments, convertible bonds, and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, corporate actions, treasury inflation-protected bonds, contingent payment debt instruments, trust

|  60

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

preferred securities and convertible bonds. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2018 was as follows:

	2018 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$213,726,023	$—	$213,726,023
Global Allocation Fund	15,533,777	24,595,545	40,129,322

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of September 30, 2018, capital loss carryforwards were as follows:

	Core Plus Bond Fund	Global Allocation Fund
Capital loss carryforward:
Short-term:
No expiration date	$(19,130,353)	$—
Long-term:
No expiration date	(100,464,581)	—

Total capital loss carryforward	$(119,594,934)	$—

61  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Core Plus Bond Fund	Global Allocation Fund
Unrealized appreciation (depreciation)
Investments	$(41,940,170)	$435,015,837
Foreign currency translations	(30,710,838)	(7,618,440)

Total unrealized appreciation (depreciation)	$(72,651,008)	$427,397,397

As of March 31, 2019, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Core Plus Bond Fund	Global Allocation Fund
Federal tax cost	$7,368,437,251	$2,141,768,191

Gross tax appreciation	$105,762,835	$451,051,196
Gross tax depreciation	(178,410,502)	(22,981,015)

Net tax appreciation (depreciation)	$(72,647,667)	$428,070,181

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and derivatives mark-to-market.

The difference between these amounts and those reported in the preceding table are primarily attributable to capital gains taxes and foreign exchange gains or losses.

h.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of March 31, 2019, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

|  62

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

i.  Due to/from Brokers.  Transactions and positions in certain forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts. The due to brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash received for delayed delivery securities. The due to brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash received as collateral for forward foreign currency contracts. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

j.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2019, neither Fund had loaned securities under this agreement.

k.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

l.  New Accounting Pronouncement.  In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium

63  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has evaluated the application of this provision and has determined the impact to be immaterial to the Funds.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities

|  64

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Home Equity	$—	$156,282,985	$56,719	(b)	$156,339,704
All Other Bonds and Notes(a)	—	5,547,288,328	—		5,547,288,328

Total Bonds and Notes	—	5,703,571,313	56,719		5,703,628,032

Senior Loans(a)	—	230,870,643	—		230,870,643
Preferred Stocks(a)	—	17,826,445	—		17,826,445
Common Stocks(a)	—	4,239,123	—		4,239,123
Short-Term Investments	—	1,339,225,341	—		1,339,225,341

Total	$—	$7,295,732,865	$56,719		$7,295,789,584

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

Global Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$59,403,945	$—	$59,403,945
Hong Kong	—	68,612,417	—	68,612,417
India	—	26,541,729	—	26,541,729
Japan	—	35,938,019	—	35,938,019
Sweden	—	29,116,078	—	29,116,078
Switzerland	—	100,697,870	—	100,697,870
United Kingdom	41,753,995	115,341,279	—	157,095,274
United States	1,138,660,856	6,993	—	1,138,667,849
All Other Common Stocks(a)	115,582,641	—	—	115,582,641

Total Common Stocks	1,295,997,492	435,658,330	—	1,731,655,822

65  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Global Allocation Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
United States	$33,589	$361,556,745	$—		$361,590,334
All Other Non-Convertible Bonds(a)		294,593,817	—		294,593,817

Total Non-Convertible Bonds	33,589	656,150,562	—		656,184,151

Convertible Bonds(a)	—	10,954,868	—		10,954,868
Municipals(a)	—	277,905	—		277,905

Total Bonds and Notes	33,589	667,383,335	—		667,416,924

Preferred Stocks(a)	2,110,030	24,725	431,025	(b)	2,565,780
Short-Term Investments	—	168,516,088	—		168,516,088

Total Investments	1,298,141,111	1,271,582,478	431,025		2,570,154,614

Forward Foreign Currency Contracts (unrealized appreciation)	—	456,830	—		456,830

Total	$1,298,141,111	$1,272,039,308	$431,025		$2,570,611,444

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(773,072)	$—		$(773,072)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or March 31, 2019:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Home Equity	$—	$—	$—	$(735)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
ABS Home Equity	$(13,447)	$70,901	$—	$56,719	$(735)

A debt security valued at $70,901 was transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Global Allocation Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
United States	$124,748	$—	$—	$—	$—
Preferred Stocks
United States	—	—	—	(106,239)	—

Total	$124,748	$—	$—	$(106,239)	$—

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2019
Bonds and Notes
Non-Convertible Bonds
United States	$—	$—	$(124,748)	$—	$—
Preferred Stocks
United States	—	537,264	—	431,025	(106,239)

Total	$—	$537,264	$(124,748)	$431,025	$(106,239)

A debt security valued at $124,748 was transferred from Level 3 to Level 2 during the period ended March 31, 2019. At September 30, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At March 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Preferred stocks valued at $537,264 were transferred from Level 2 to Level 3 during the period ended March 31, 2019. At September 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2019, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts.

The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. During the six months ended March 31, 2019, the Funds engaged in forward foreign currency transactions for hedging purposes. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2019, Global Allocation Fund engaged in forward foreign currency transactions to gain exposure to foreign currencies.

Transactions in derivative instruments for Core Plus Bond Fund during the six months ended March 31, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$(5,254,691)

The following is a summary of derivative instruments for Global Allocation Fund as of March 31, 2019, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$456,830

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(773,072)

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Transactions in derivative instruments for Global Allocation Fund during the six months ended March 31, 2019, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$(2,659,863)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$1,338,435

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2019:

Core Plus Bond Fund	Forwards
Average Notional Amount Outstanding	0.60%
Highest Notional Amount Outstanding	2.16%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of March 31, 2019	0.00%

Global Allocation Fund	Forwards
Average Notional Amount Outstanding	8.75%
Highest Notional Amount Outstanding	10.64%
Lowest Notional Amount Outstanding	7.71%
Notional Amount Outstanding as of March 31, 2019	7.71%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA

|  70

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of March 31, 2019, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Global Allocation Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$209,334	$—	$209,334	$—	$209,334
Credit Suisse International	225,591	(225,591)	—	—	—
Goldman Sachs & Co.	19,077	—	19,077	—	19,077
HSBC Bank USA	2,828	—	2,828	—	2,828

	$456,830	$(225,591)	$231,239	$—	$231,239

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Credit Suisse International	$(295,868)	$225,591	$(70,277)	$—	$(70,277)
Morgan Stanley Capital
Services, Inc.	(470,505)	—	(470,505)	350,000	(120,505)
UBS AG	(6,699)	—	(6,699)	6,699	—

	$(773,072)	$225,591	$(547,481)	$356,699	$(190,782)

71  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2019:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Global Allocation Fund	$816,830	$234,540

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Net loss amount reflects cash received as collateral of $400,000, which is recorded on the Statements of Assets and Liabilities.

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2019, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$7,695,213,842	$7,027,635,861	$323,618,760	$784,887,725
Global Allocation Fund	99,338,958	45,042,294	466,050,350	350,233,220

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, L.P. (“Natixis”), which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%
Global Allocation Fund	0.7500%	0.7500%	0.7300%

Natixis Advisors, L.P. (“Natixis Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2020, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2019 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.80%	1.55%	0.50%	0.55%
Global Allocation Fund	1.25%	2.00%	0.95%	1.00%

Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2019, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Core Plus Bond Fund	$5,109,937	0.16%
Global Allocation Fund	8,837,390	0.75%

For the six months ended March 31, 2019, the advisory administration fees for Core Plus Bond Fund were $5,109,937 (effective rate of 0.16% of average daily net assets).

No expenses were recovered for either Fund during the six months ended March 31, 2019 under the terms of the expense limitation agreements.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

b.  Service and Distribution Fees.  Natixis Distribution, L.P. (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended March 31, 2019, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$731,513	$219,411	$658,233
Global Allocation Fund	471,286	498,490	1,495,470

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trust and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust of $10 million, which is reevaluated on an annual basis.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Effective October 1, 2018, State Street Bank agreed to reduce the fees it receives from Natixis Advisors for serving as sub-administrator to the Funds. Also, effective October 1, 2018, Natixis Advisors agreed to voluntarily waive fees paid by the Funds in an amount equal to the reduction in sub-administrative fees discussed above. The waiver is in effect through June 30, 2019, at which time it will be reevaluated as part of the annual review of the administrative services contract, as noted above.

For the six months ended March 31, 2019, the administrative fees for each Fund were:

Fund	Gross Administrative Fees	Waiver of Administrative Fees	Net Administrative Fees
Core Plus Bond Fund	$1,384,952	$32,662	$1,352,290
Global Allocation Fund	522,957	12,263	510,694

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2019, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$2,009,514
Global Allocation Fund	961,742

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

As of March 31, 2019, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$52,427
Global Allocation Fund	45,117

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended March 31, 2019, were as follows:

Fund	Commissions
Core Plus Bond Fund	$32,138
Global Allocation Fund	95,016

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $360,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $190,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $20,000. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $15,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

77  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Prior to January 1, 2019, the Chairperson of the Board received a retainer fee at the annual rate of $340,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $170,000, and the chairperson of the Governance Committee received an additional retainer fee at the annual rate of $12,000. All other Trustee fees remained unchanged.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of March 31, 2019, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Core Plus Bond Fund and Global Allocation Fund representing 0.13% and 0.74%, respectively, of the Funds’ net assets.

Investment activities of affiliated shareholders could have material impacts on the Funds.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Global Allocation Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2020.

Expenses reimbursed pursuant to this undertaking is not subject to recovery under the expense limitation agreement described above.

For the six months ended March 31, 2019, Natixis Advisors reimbursed Global Allocation Fund $374 for transfer agency expenses related to Class N shares.

i.  Payment by Affiliates.  For the six months ended March 31, 2019, Loomis Sayles reimbursed Global Allocation Fund $4,199 in connection with a trading error.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

For the six months ended March 31, 2019, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$280,672	$84,177	$4,537	$1,752,459
Global Allocation Fund	167,688	177,507	374	667,076

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trust, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended March 31, 2019, neither Fund had borrowings under this agreement.

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of March 31, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	1	7.83%

79  |

Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,196,858	$90,183,090	14,040,643	$178,690,699
Issued in connection with the reinvestment of distributions	404,199	5,062,369	1,154,778	14,686,836
Redeemed	(10,209,733)	(127,964,591)	(19,481,082)	(248,180,226)

Net change	(2,608,676)	$(32,719,132)	(4,285,661)	$(54,802,691)

Class C
Issued from the sale of shares	1,063,743	$13,269,857	1,254,087	$16,021,820
Issued in connection with the reinvestment of distributions	81,796	1,025,366	296,095	3,768,661
Redeemed	(2,609,580)	(32,602,604)	(5,917,216)	(75,210,340)

Net change	(1,464,041)	$(18,307,381)	(4,367,034)	$(55,419,859)

Class N
Issued from the sale of shares	35,618,846	$453,512,404	38,117,548	$488,137,584
Issued in connection with the reinvestment of distributions	1,852,689	23,430,247	4,499,650	57,668,654
Redeemed	(16,542,512)	(208,513,851)	(28,866,367)	(370,892,754)

Net change	20,929,023	$268,428,800	13,750,831	$174,913,484

Class Y
Issued from the sale of shares	42,134,587	$532,934,102	75,086,998	$964,464,952
Issued in connection with the reinvestment of distributions	3,137,233	39,613,325	8,393,721	107,561,723
Redeemed	(47,944,875)	(604,121,207)	(82,352,831)	(1,056,035,857)

Net change	(2,673,055)	$(31,573,780)	1,127,888	$15,990,818

Increase from capital share transactions	14,183,251	$185,828,507	6,226,024	$80,681,752

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Notes to Financial Statements (continued)

March 31, 2019 (Unaudited)

11.  Capital Shares (continued).

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,754,335	$79,952,744	8,103,965	$184,844,305
Issued in connection with the reinvestment of distributions	622,284	12,134,537	259,737	5,734,993
Redeemed	(3,561,095)	(75,964,335)	(5,133,874)	(116,824,548)

Net change	815,524	$16,122,946	3,229,828	$73,754,750

Class C
Issued from the sale of shares	3,237,223	$68,262,839	6,101,385	$137,296,960
Issued in connection with the reinvestment of distributions	519,881	10,054,504	149,300	3,268,181
Redeemed	(2,248,650)	(47,452,851)	(4,761,750)	(107,144,492)

Net change	1,508,454	$30,864,492	1,488,935	$33,420,649

Class N
Issued from the sale of shares	2,429,785	$51,485,705	880,524	$20,044,847
Issued in connection with the reinvestment of distributions	168,053	3,290,482	70,593	1,565,047
Redeemed	(359,302)	(7,896,827)	(234,590)	(5,402,022)

Net change	2,238,536	$46,879,360	716,527	$16,207,872

Class Y
Issued from the sale of shares	16,619,075	$354,619,611	26,704,228	$611,912,156
Issued in connection with the reinvestment of distributions	2,439,526	47,790,318	905,490	20,083,757
Redeemed	(13,004,168)	(277,751,884)	(10,059,816)	(229,836,093)

Net change	6,054,433	$124,658,045	17,549,902	$402,159,820

Increase from capital share transactions	10,616,947	$218,524,843	22,985,192	$525,543,091

81  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2019

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2019